                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-07342
                                    --------------------------------------------

                         J.P. Morgan Institutional Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  522 Fifth Avenue,  New York,                 NY 10036
--------------------------------------------------------------------------------
           (Address of principal executive offices)           (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------

Date of fiscal year end:   August 31, 2004
                        --------------------------------------------------------

Date of reporting period:  November 30, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                             JPMORGAN BOND FUND


               SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                 (UNAUDITED)

          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C) JPMorgan Chase & Co., 2004.

JPMORGAN BOND FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

    PRINCIPAL
     AMOUNT
      (USD)      ISSUER                                                                         VALUE
----------------------------------------------------------------------------------------------------------
                 LONG - TERM INVESTMENTS - 111.2%

                 U.S. TREASURY SECURITIES -- 1.9%
                 U.S. Treasury Notes & Bonds,
$         1,720   3.50%, 11/15/06 @ +                                                      $         1,736
          1,075   3.88%, 05/15/09 @ +                                                                1,086
          1,360   3.38%, 10/15/09 +                                                                  1,341
          1,520   4.25%, 08/15/14 +                                                                  1,506
          7,675   4.25%, 11/15/14 +                                                                  7,610
          1,425   7.25%, 05/15/16 @ +                                                                1,763
            825   5.38%, 02/15/31 +                                                                    868

                 -----------------------------------------------------------------------------------------
                 Total U.S. Treasury Securities                                                     15,910
                 (Cost $15,983)
                 -----------------------------------------------------------------------------------------

                 U.S. GOVERNMENT AGENCY SECURITIES -- 1.3%
          8,090  Federal Home Loan Mortgage Corp., 6.25%,                                            8,991
                 07/15/32 +
                 Federal National Mortgage Association,
              2   7.00%, 07/15/05 +                                                                      2
            985   4.38%, 09/15/12 +                                                                    976
            570   7.25%, 05/15/30 +                                                                    707

                 -----------------------------------------------------------------------------------------
                 Total U.S. Government Agency Securities                                            10,676
                 (Cost $10,321)
                 -----------------------------------------------------------------------------------------

                 FOREIGN GOVERNMENT SECURITIES -- 3.5%
                 Federal Republic of Brazil (Brazil),
            500   11.00%, 01/11/12                                                                     583
            841   8.00%, 04/15/14                                                                      845
            182   11.00%, 08/17/40                                                                     209
          4,690  Federal Republic of Germany (Germany), 4.75%,                                       6,592
                 07/04/34, Ser. 03
          2,337  Republic of Colombia (Colombia), 9.75%, 04/09/11                                    2,688
                 Republic of Ukraine (Ukraine),
            990   6.88%, 03/04/11, #                                                                   968
          5,675   7.65%, 06/11/13, Regulation S                                                      5,717
                 Russian Federation (Russia),
          2,720   8.75%, 07/24/05, Regulation S                                                      2,808
            625   10.00%, 06/26/07, Regulation S                                                       705
            390   11.00%, 07/24/18, Regulation S                                                       527
          2,565   5.00%, 03/31/30, Regulation S, SUB                                                 2,546
                 United Mexican States (Mexico),
            850   7.50%, 01/14/12                                                                      955
          1,730   5.88%, 01/15/14, Ser. A, MTN                                                       1,743
            205   11.50%, 05/15/26                                                                     307
            615   8.30%, 08/15/31, MTN                                                                 696
          1,545   8.30%, 08/15/31, MTN                                                               1,750

                 -----------------------------------------------------------------------------------------
                 Total Foreign Government Securities                                                29,639
                 (Cost $28,861)
                 -----------------------------------------------------------------------------------------

                 CORPORATE NOTES & BONDS -- 35.2%
                 AEROSPACE -- 0.3%
          2,735  General Dynamics Corp., 2.13%, 05/15/06 +                                           2,696
                 AUTOMOTIVE -- 3.1%
          2,800  DaimlerChrysler N.A. Holding Corp., 2.96%,                                          2,815
                 05/24/06, MTN, FRN +
             21  Dana Corp., 9.00%, 08/15/11 +                                                          25
          8,370  Ford Motor Credit Co., 7.88%, 06/15/10 +                                            9,147
                 General Motors Acceptance Corp.,
          1,550   3.19%, 05/18/06, MTN, FRN +                                                        1,545
          4,790   2.97%, 01/16/07, MTN, FRN +                                                        4,752
            825   6.75%, 12/01/14 +                                                                    814
                 General Motors Corp.,
          3,600   7.20%, 01/15/11 +                                                                  3,701
          1,410   8.25%, 07/15/23 +                                                                  1,438
          1,160   8.38%, 07/15/33 +                                                                  1,181
            549  TRW Automotive, Inc., 9.38%, 02/15/13                                                 640

                                                                                           ---------------
                                                                                                    26,058
                 BANKING -- 6.7%
          1,735  ABN-AMRO North American Holding Preferred                                           1,890
                 Capital Repackage Trust I, 6.52%, to 11/12;
                  thereafter FRN, 12/29/49, # +
          2,565  ANZ Capital Trust I, 5.36%, 12/15/53, # +                                           2,573
          2,000  BBVA Bancomer Capital Trust I (Mexico), 10.50%,                                     2,160
                 02/16/11, # +
          1,750  Cadets Trust, 4.80%, 07/15/13, Ser. 2003-1, # +                                     1,672
            355  HBOS Capital Funding LP (United Kingdom), 6.07%,                                      377
                  to 6/14; thereafter FRN, 12/29/49, # +
          1,720  Industrial Bank of Korea (South Korea), 4.00%,                                      1,683
                 to 05/09; thereafter FRN, 05/19/14, # +
          3,955  KBC Bank Fund Trust III, 9.86%, to 11/09;                                           4,849
                  thereafter FRN, 11/29/49, # +
          2,100  KeyCorp, 2.30%, 07/23/07, Ser. G, MTN, FRN +                                        2,099
          1,230  Korea First Bank (South Korea), 7.27%, to                                           1,348
                  03/14; thereafter FRN, 03/03/34, # +
          1,655  Mizuho Finance Group LTD (Cayman Islands),                                          1,708
                 5.79%, 04/15/14, #
          1,500  Nordea Bank AB (Sweden), 8.95%, to                                                  1,774
                 11/09; thereafter FRN, 12/31/49, #
            755  Northern Rock PLC (United Kingdom), 5.60%,                                            766
                 to 04/14; thereafter FRN, 12/31/49, MTN, #
          1,595  Popular North America, Inc., 4.70%, 06/30/09                                        1,618
          1,785  Rabobank Capital Funding Trust III, 5.25%,                                          1,755
                 to 12/16; thereafter FRN, 12/31/49, #
          5,300  RBS Capital Trust I, 5.51%, to 9/14;                                                5,361
                 thereafter FRN, 12/31/49
          1,750  Royal Bank of Scotland Group PLC (United                                            1,750
                 Kingdom), 2.37%, 11/24/06, FRN, #
          3,665  SunTrust Bank, 2.50%, 11/01/06                                                      3,605
          1,870  Swedbank (Sweden), 9.00%, to 03/10;                                                 2,232
                 thereafter FRN, 12/31/49, #
          4,885  U.S. Bank N.A., 2.85%, 11/15/06                                                     4,845
          2,620  United Overseas Bank LTD (Singapore), 5.38%,                                        2,608
                 to 9/14; thereafter FRN, 12/31/49, #
          2,500  Wachovia Corp., 2.17%, 07/20/07, FRN                                                2,499

          1,500  Wells Fargo & Co., 1.99%, 03/23/07, FRN                                             1,500
          2,800  Westpac Banking Corp. (Australia), 2.44%,                                           2,801
                 05/25/07, FRN, #
          1,225  Westpac Capital Trust III, 5.82%, to                                                1,269
                 09/13; thereafter FRN, 12/31/49, #
          1,475  Woori Bank (South Korea), 5.75%, to                                                 1,527
                 03/09; thereafter FRN, 03/13/14, #
                                                                                           ---------------

                                                                                                    56,269
                 BROADCASTING/CABLE -- 0.3%
          2,180  Cox Communications, Inc., 4.63%, 06/01/13 +                                         2,031
            495  Echostar DBS Corp., 6.38%, 10/01/11 +                                                 506

                                                                                           ---------------
                                                                                                     2,537
                 BUSINESS SERVICES -- 0.2%
          1,290  Cendant Corp., 7.13%, 03/15/15 +                                                    1,457
                 CHEMICALS -- 0.7%
            490  Huntsman International LLC, 9.88%, 03/01/09 +                                         535
          2,355  ICI Wilmington, Inc., 5.63%, 12/01/13 +                                             2,407
            810  Lyondell Chemical Co., 10.88%, 05/01/09                                               855
            775  PolyOne Corp., 10.63%, 05/15/10                                                       874
            925  The Dow Chemical Co., 7.38%, 11/01/29 +                                             1,083

                                                                                           ---------------
                                                                                                     5,754
                 COMPUTER SOFTWARE -- 0.1%
          1,095  Computer Associates International, Inc., 5.63%,                                     1,083
                 12/01/14, # +
                 CONSTRUCTION -- 0.6%
          2,540  KB Home, 5.75%, 02/01/14 +                                                          2,496
          1,520  Pulte Homes, Inc., 5.25%, 01/15/14                                                  1,486
            745  Standard-Pacific Corp., 6.88%, 05/15/11                                               780

                                                                                           ---------------
                                                                                                     4,762
                 CONSUMER SERVICES -- 0.1%
            490  Iron Mountain, Inc., 6.63%, 01/01/16 +                                                462
                 DIVERSIFIED -- 0.4%
          1,810  General Electric Capital Corp., 6.75%, 03/15/32,                                    2,069
                 Ser. A, MTN +
          1,260  Hutchison Whampoa International LTD, 6.25%,                                         1,307
                 01/24/14, # +

                                                                                           ---------------
                                                                                                     3,376
                 ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.1%
            545  Celestica, Inc. (Canada), 7.88%, 07/01/11 +                                           578
                 ENVIRONMENTAL SERVICES -- 0.2%
          2,205  Allied Waste North America, Inc., 6.13%, 02/15/14 +                                 2,034
                 FINANCIAL SERVICES-- 9.2%
                 American General Finance Corp.,
          4,195   3.00%, 11/15/06, Ser. H, MTN +                                                     4,138
          1,065   4.50%, 11/15/07, Ser. H, MTN +                                                     1,085
            600  Arch Western Finance LLC, 6.75%, 07/01/13 +                                           629
          4,790  The Bear Stearns Companies, Inc., 2.23%,                                            4,791
                 01/16/07, Ser. B, MTN, FRN +
          1,325  Capital One Bank, 8.25%, 06/15/05 +                                                 1,361
          2,910  Capital One Financial Corp., 8.75%, 02/01/07 +                                      3,204
          3,255  Caterpillar Financial Services Corp., 2.45%,                                        3,257
                 02/26/07, Ser. F, MTN, FRN +
                 CIT Group, Inc.,
          2,650   2.17%, 04/19/06, MTN, FRN +                                                        2,650
          2,500   2.13%, 06/19/06, MTN, FRN +                                                        2,505

          2,900  Citigroup, Inc., 2.04%, 03/20/06, FRN +                                             2,904
          3,100  Countrywide Home Loans, Inc., 2.45%, 02/17/06,                                      3,099
                 Ser. L, MTN, FRN +
                 Goldman Sachs Group, Inc.,
          1,750   2.54%, 02/21/06, Ser. B, MTN, FRN +                                                1,753
          2,220   6.35%, 02/15/34 +                                                                  2,245
          3,590  Household Finance Corp., 2.37%, 02/09/07, MTN,                                      3,594
                 FRN +
                 HSBC Capital Funding LP (Channel Islands),
          1,980   4.61%, to 06/13; thereafter FRN,                                                   1,896
                  12/31/49, # +
          2,665   9.55%, to 06/10; thereafter FRN,                                                   3,296
                  12/31/49, # +
          1,865  ING Capital Funding Trust III, 8.44%, to                                            2,223
                 12/10; thereafter FRN, 12/31/49 +
          2,000  John Deere Capital Corp., 1.95%, 03/16/06, Ser. D,                                  2,001
                 MTN, FRN +
          1,570  Mantis Reef LTD (Australia), 4.80%, 11/03/09, #                                     1,559
                 Merrill Lynch & Co., Inc.,
          1,750   2.27%, 06/13/05, Ser. B, MTN, FRN                                                  1,753
          1,900   2.46%, 02/06/09, Ser. C, MTN, FRN                                                  1,900
          2,070   5.00%, 01/15/15, Ser. C, MTN                                                       2,036
          1,815  Mizuho JGB Investment LLC, 9.87%, to                                                2,139
                 06/08; thereafter FRN, 12/31/49, # +
          2,185  Mizuho Preferred Capital Co., LLC, 8.79%,                                           2,502
                  to 06/08; thereafter FRN, 12/31/49, # +
                 Morgan Stanley,
          4,810   2.20%, 01/12/07, FRN                                                               4,814
          1,000   2.40%, 11/09/07, FRN                                                                 999
                 Pricoa Global Funding I,
          4,225   2.10%, 12/22/06, FRN, #                                                            4,227
          2,595   3.90%, 12/15/08, #                                                                 2,577
          4,000  SLM Corp., 5.63%, 04/10/07, Ser. A, MTN                                             4,174
          1,753  Targeted Return Index (TRAINS), 8.21%, to 08/06;                                    1,894
                 thereafter FRN, 08/01/15, Ser. HY-2004-1, #
          1,120  UFJ Finance AEC (Aruba), 6.75%, 07/15/13                                            1,234

                                                                                           ---------------
                                                                                                    78,439
                 HEALTH CARE/HEALTH CARE SERVICES -- 0.6%
            615  Fresenius Medical Care Capital Trust II, 7.88%,                                       669
                 02/01/08 +
          3,205  HCA, Inc., 5.25%, 11/06/08 +                                                        3,210
          2,000  Mariner Health Group, Inc., 9.50%, 04/01/06,                                            0^^
                 Ser. B * (d) (f)
            245  Medex, Inc., 8.88%, 05/15/13                                                          271
            820  Tenet Healthcare Corp., 5.00%, 07/01/07                                               810

                                                                                           ---------------
                                                                                                     4,960
                 HOTELS/OTHER LODGING -- 0.1%
            420  ITT Corp., 7.38%, 11/15/15 +                                                          473
                 INSURANCE -- 1.0%
          1,515  Arch Capital Group LTD (Bermuda), 7.35%, 05/01/34 +                                 1,569
          2,320  Aspen Insurance Holdings LTD (Bermuda), 6.00%,                                      2,299
                 08/15/14, # +
            275  AXA (France), 8.60%, 12/15/30 +                                                       353
          1,040  Liberty Mutual Group, 7.00%, 03/15/34, # +                                          1,013
            845  Odyssey Re Holdings Corp., 7.65%, 11/01/13                                            916
          1,680  Prudential Holdings LLC, 8.70%, 12/18/23, #                                         2,165

                                                                                           ---------------
                                                                                                     8,315

                 METALS/MINING -- 0.1%
            620  Peabody Energy Corp., 6.88%, 03/15/13, Ser. B                                         667
                 MULTI-MEDIA -- 0.9%
          1,420  Clear Channel Communications, Inc., 5.50%,                                          1,404
                 09/15/14 +
            420  Comcast Corp., 7.05%, 03/15/33 +                                                      466
            600  MediaNews Group, Inc., 6.88%, 10/01/13                                                615
            720  News America Holdings, Inc., 7.75%, 12/01/45                                          857
            930  Time Warner Entertainment Co., LP, 8.38%,                                           1,134
                 03/15/23
                 Time Warner, Inc.,
            625   9.15%, 02/01/23                                                                      816
          2,040   7.63%, 04/15/31 +                                                                  2,390

                                                                                           ---------------
                                                                                                     7,682
                 OFFICE/BUSINESS EQUIPMENT -- 0.0%^
            325  Xerox Corp., 7.63%, 06/15/13                                                          357
                 OIL & GAS -- 1.3%
          2,660  BP Capital Markets PLC (United Kingdom), 2.75%,                                     2,632
                 12/29/06 +
          1,135  Husky Energy, Inc. (Canada), 6.15%, 06/15/19 +                                      1,196
          1,205  Kerr-McGee Corp., 6.95%, 07/01/24 +                                                 1,301
            510  OAO Gazprom (Germany), 9.63%, 03/01/13, #                                             588
          1,508  PEMEX Project Funding Master Trust, 8.63%,                                          1,719
                 02/01/22
          1,950  Pioneer Natural Resources Co., 5.88%, 07/15/16                                      2,019
          1,095  Valero Energy Corp., 7.50%, 04/15/32                                                1,281

                                                                                           ---------------
                                                                                                    10,736
                 PACKAGING -- 0.3%
            565  Crown European Holdings SA (France), 9.50%,                                           640
                 03/01/11 +
                 Owens-Brockway Glass Container, Inc.,
          1,045   8.88%, 02/15/09                                                                    1,128
            460   7.75%, 05/15/11                                                                      497

                                                                                           ---------------
                                                                                                     2,265
                 PAPER/FOREST PRODUCTS -- 0.0%^
             95  Abitibi-Consolidated, Inc. (Canada) (Yankee),                                          89
                 6.00%, 06/20/13 +
            115  Georgia-Pacific Corp., 7.38%, 07/15/08 +                                              125

                                                                                           ---------------
                                                                                                       214
                 PHARMACEUTICALS -- 0.1%
            550  Wyeth, 6.45%, 02/01/24                                                                570
                 PIPELINES-- 0.6%
                 Kinder Morgan Energy Partners LP,
          1,245   7.40%, 03/15/31 +                                                                  1,414
            575   7.75%, 03/15/32 +                                                                    678
            490   7.30%, 08/15/33 +                                                                    554
          1,840  Magellan Midstream Partners LP, 5.65%, 10/15/16                                     1,837
            245  Transcontinental Gas Pipeline Corp., 8.88%,                                           302
                 07/15/12, Ser. B
            245  Williams Companies, Inc., 8.13%, 03/15/12                                             283

                                                                                           ---------------
                                                                                                     5,068
                 REAL ESTATE -- 0.6%
          3,500  Socgen Real Estate Co., LLC, 7.64%, to                                              3,860
                 09/07; thereafter FRN, 12/31/49,  #

          1,485  Westfield Capital Corp., LTD (Australia), 5.13%,                                    1,451
                 11/15/14, #

                                                                                           ---------------
                                                                                                     5,311
                 REAL ESTATE INVESTMENT TRUST -- 0.2%
          1,535  iStar Financial, Inc., 6.00%, 12/15/10 +                                            1,606
                 RETAILING -- 0.5%
            525  Ingles Markets, Inc., 8.88%, 12/01/11 +                                               570
          3,245  Safeway, Inc., 4.13%, 11/01/08                                                      3,218

                                                                                           ---------------
                                                                                                     3,788
                 SEMI-CONDUCTORS -- 0.0%^
           340   Freescale Semiconductor, Inc., 7.13%, 07/15/14 +                                      364
                 SHIPPING/TRANSPORTATION -- 0.3% Norfolk Southern Corp.,
            885   7.80%, 05/15/27                                                                    1,076
            620   7.25%, 02/15/31                                                                      721
            615   Teekay Shipping Corp. (Bahamas), 8.88%,                                              710
                  07/15/11

                                                                                           ---------------
                                                                                                     2,507
                 STEEL -- 0.1%
            643  United States Steel Corp., 9.75%, 05/15/10                                            739
                 TELECOMMUNICATIONS -- 3.4%
          2,125  BellSouth Corp., 6.00%, 11/15/34 +                                                  2,070
                 Deutsche Telekom International Finance BV (The
                 Netherlands),
            910   5.25%, 07/22/13 +                                                                    923
            855   8.75%, 06/15/30 +                                                                  1,098
          1,295  France Telecom SA (France), 9.25%, 03/01/31 +                                       1,710
            495  Nextel Communications, Inc., 7.38%, 08/01/15                                          545
            805  Qwest Corp., 9.13%, 03/15/12, #                                                       916
          2,700  Rogers Wireless Communications, Inc. (Canada),                                      2,632
                 6.38%, 03/01/14
                 SBC Communications, Inc.,
          1,655   5.10%, 09/15/14                                                                    1,640
          2,270   5.63%, 06/15/16                                                                    2,307
                 Sprint Capital Corp.,
          2,190   6.00%, 01/15/07                                                                    2,293
          1,460   8.75%, 03/15/32                                                                    1,881
          3,370  TCI Communications, Inc., 8.75%, 08/01/15                                           4,225
                 Telecom Italia Capital SA (Luxembourg),
          1,370   4.00%, 11/15/08                                                                    1,358
          2,365   4.00%, 01/15/10, #                                                                 2,300
          1,230  Verizon Global Funding Corp., 7.38%, 09/01/12                                       1,433
          1,405  Verizon New York, Inc., 7.38%, 04/01/32, Ser. B                                     1,559

                                                                                           ---------------
                                                                                                    28,890
                 TRANSPORTATION -- 0.5%
          4,000  CSX Corp., 2.48%, 08/03/06, FRN +                                                   4,000
                 UTILITIES -- 2.6%
          1,725  Alabama Power Co., 2.80%, 12/01/06, Ser. Y +                                        1,704
          1,395  Arizona Public Service Co., 4.65%, 05/15/15 +                                       1,332
                 Dominion Resources, Inc.,
          1,220   5.00%, 03/15/13 +                                                                  1,212
          1,740   7.20%, 09/15/14, Ser. A +                                                          1,981
          1,275  DTE Energy Co., 6.38%, 04/15/33 +                                                   1,297
          2,495  Nisource Finance Corp., 6.15%, 03/01/13                                             2,680
          1,699  Pacific Gas & Electric Co., 2.72%, 04/03/06, FRN                                    1,700

                 Pepco Holdings, Inc.,
          1,430   6.45%, 08/15/12                                                                    1,551
            435   7.45%, 08/15/32                                                                      501
          3,120  Progress Energy, Inc., 6.85%, 04/15/12                                              3,446
                 PSEG Power LLC,
          2,145   5.50%, 12/01/15                                                                    2,118
          1,150   8.63%, 04/15/31                                                                    1,459
            775  Reliant Resources, Inc., 9.50%, 07/15/13                                              889

                                                                                           ---------------
                                                                                                    21,870

                 -----------------------------------------------------------------------------------------
                 Total Corporate Notes & Bonds                                                     295,887
                 (Cost $290,615)
                 -----------------------------------------------------------------------------------------

                 RESIDENTIAL MORTGAGE BACKED SECURITIES -- 41.7%
                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 18.7%
          6,350  Countrywide Alternative Loan Trust, 6.00%,                                          6,507
                 11/15/34
                 Countrywide Home Loans, Inc.,
         15,115   6.25%, 10/25/32, Ser. 2002-22, Class A20 +                                        15,430
          5,677   0.00%, 12/25/34, Ser. 2004-25, Class 2A3                                           5,677
          9,474  CS First Boston Mortgage Securities Corp., 6.00%,                                   9,701
                 Series 04-5, Class 1A8 09/25/34, Ser. 2004-5, Class
                 1A8 +
                 Federal Home Loan Mortgage Corp.,
          5,562   4.50%, 02/15/11, Ser. 2760, Class GI, IO +                                           361
          5,940   5.00%, 04/15/17, Ser. 2857, Class NI, IO +                                           502
         11,717   5.06%, 10/15/18, Ser. 2779, Class SM, IO, FRN +                                    1,120
         40,486   5.11%, 01/15/21, Ser. 2861, Class GS, IO, FRN +                                    2,733
          7,895   5.00%, 04/15/22, Ser. 2751, Class AI, IO +                                           799
          6,669   5.00%, 10/15/23, Ser. 2781, Class PI, IO +                                           679
          7,500   5.00%, 06/15/24, Ser. 2891, Class LI, IO +                                           938
         36,184   4.96%, 02/15/34, Ser. 2813, Class SB, IO, FRN +                                    3,656
          7,929   5.00%, 02/15/34, Ser. 2743, Class OZ +                                             7,950
         32,585   5.00%, 11/01/34, Ser. 227, IO +                                                    8,788
         32,585   0.00%, 12/01/34, Ser. 227, PO +                                                   23,419
                 Federal National Mortgage Association,
          1,374   5.75%, 06/25/29, Ser. 2002-57, Class DM +                                          1,375
         14,192   4.92%, 10/25/31, Ser. 2004-61, Class TS, IO, FRN +                                 1,109
                 Government National Mortgage Association,
          3,088   5.50%, 04/20/25, Ser. 2004-46, Class IH, IO +                                        243
          4,465   5.50%, 01/20/27, Ser. 2004-39, Class IM, IO +                                        441
          7,224   5.50%, 10/20/27, Ser. 2004-44, Class PK, IO +                                        829
          3,000  Granite Mortgages PLC (United Kingdom), 2.02%,                                      3,000
                 09/20/44, Ser. 2004-3, Class 1A3, FRN +
          2,375  GSAMP Trust, 2.76%, 11/25/34, Ser. 2004-OPT,                                        2,375
                 Class A1
          1,425  Impac CMB Trust, 2.48%, 03/25/35, Ser. 2004-10,                                     1,425
                 Class 2A, FRN +
          5,187  Impac Secured Assets Corp., 2.58%, 12/25/34, Ser.                                   5,187
                  2004-3, Class 1A4, FRN +
          5,802  Indymac Index Mortgage Loan Trust, 2.62%,                                           5,802
                 09/25/34, Ser. 2004-AR7, Class A1, FRN +
          2,506  Medallion Trust (Australia), 2.51%, 05/25/35, Ser.                                  2,506
                 2004-1G, Class A1, FRN
          2,500  Permanent Financing PLC (United Kingdom), 1.93%,                                    2,501
                  03/10/09, Ser. 4, Class 2A, FRN
                 RESI Finance LP (Cayman Islands),
          3,910   3.64%, 07/10/35, Ser. 2003-B, Class B3, FRN, #                                     3,988
          6,683   3.49%, 09/10/35, Ser. 2003-C, Class B3, FRN, #                                     6,800
          1,280   3.69%, 09/10/35, Ser. 2003-C, Class B4, FRN, #                                     1,302
          6,362   3.39%, 12/10/35, Ser. 2003-D, Class B3, FRN, #                                      6,38

          2,080   3.59%, 12/10/35, Ser. 2003-D, Class B4, FRN, #                                     2,087
          4,404  Residential Funding Mortgage Securities I, 6.25%,                                   4,430
                 01/25/32, Ser. 2002-S1, Class A4
          2,713  RMAC (United Kingdom), 1.98%, 12/12/20, Ser.                                        2,713
                 2004-NS1A, Class A1B, FRN, #
          1,031  SACO I, Inc., 7.00%, 08/25/36, Ser. 1997-2, Class                                   1,037
                 1A5, # + (i)
          6,932  Washington Mutual, 2.62%, 07/25/44, Ser.                                            6,952
                 2004-AR10, Class A1A, FRN
          6,116  Wells Fargo Mortgage Backed Securities Trust,                                       6,120
                 6.00%, 03/25/32, Ser. 2002-7, Class 2A6
                                                                                           ---------------
                                                                                                   156,866

                 MORTGAGE BACKED PASS-THROUGH SECURITIES-- 23.0%
                 Federal National Mortgage Association,
        107,600   5.50%, 12/25/19, TBA                                                             110,963
              0^^ 8.00%, 08/01/22, Pool 50617 +                                                          0^^
         44,800   5.00%, 12/25/34, TBA                                                              44,184
         20,500   5.50%, 12/25/34, TBA                                                              20,731
         16,000   6.00%, 12/25/34, TBA                                                              16,510
                                                                                           ---------------
                                                                                                   192,388

                 -----------------------------------------------------------------------------------------
                 Total Residential Mortgage Backed Securities                                      349,254
                 (Cost $349,213)
                 -----------------------------------------------------------------------------------------

                 COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.2%
          2,500  Calwest Industrial Trust, 2.48%, 02/15/12, Ser.                                     2,502
                 2002-CALW, Class AFL, FRN, # + (i)
          4,000  GS Mortgage Securities Corp. II, 6.73%, 02/10/16,                                   4,354
                 Ser. 2001-LIBA, Class E, # + (i)
         11,400  Wachovia Bank Commercial Mortgage Trust, 3.96%,                                    11,368
                  12/15/35, Ser. 2003-C9, Class A2

                 -----------------------------------------------------------------------------------------
                 Total Commercial Mortgage Backed Securities                                        18,224
                 (Cost $17,852)
                 -----------------------------------------------------------------------------------------

                 ASSET BACKED SECURITIES -- 23.0%
          8,100  American Express Credit Account Master Trust,                                       8,123
                 2.60%, 02/15/12, Ser. 2004-C, Class C, FRN, # +
                 AmeriCredit Automobile Receivables Trust,
          2,065   2.75%, 10/06/07, Ser. 2003-CF, Class A3 +                                          2,062
          5,175   2.28%, 12/06/07, Ser. 2003-DM, Class A3B, FRN +                                    5,183
            980   2.98%, 07/06/09, Ser. 2004-DF, Class A3 +                                            970
          3,300   3.48%, 05/06/10, Ser. 2003-CF, Class A4 +                                          3,305
          2,790   2.84%, 08/06/10, Ser. 2003-DM, Class A4 +                                          2,761
          4,595  Capital Auto Receivables Asset Trust, 1.96%,                                        4,474
                 01/15/09, Ser. 2003-2, Class A4A +
                 Capital One Auto Finance Trust,
          1,140   3.18%, 09/15/10, Ser. 2003-B, Class A4 +                                           1,129
          3,250   2.20%, 03/15/11, Ser. 2004-A, Class A4, FRN +                                      3,249
                 Capital One Master Trust,
          3,930   2.90%, 08/15/08, Ser. 2000-4, Class C, FRN, # +                                    3,944
          6,480   4.60%, 08/17/09, Ser. 2001-8A, Class A +                                           6,623
                 Capital One Multi-Asset Execution Trust,
          9,580   3.35%, 12/15/10, Ser. 2003-A, FRN, # +                                             9,904
          7,340   3.65%, 07/15/11, Ser. 2003-A4, Class A4 +                                          7,260
                 CARSS Finance LP,
            827   2.38%, 01/15/11, Ser. 2004-A, Class B1, FRN, # +                                     827
          1,378   3.05%, 01/15/11, Ser. 2004-A, Class B2, FRN, # +                                   1,378
          4,660  Citibank Credit Card Issuance Trust, 2.91%,                                         4,699
                 03/20/08, Ser. 2003-C2, Class C2, FRN +

          3,282  Citigroup Mortgage Loan Trust, Inc., 2.56%,                                         3,288
                 12/25/33, Ser. 2003-HE3, Class A, FRN +
                 Countrywide Asset-Backed Certificates,
          1,975   3.61%, 04/25/30, Ser. 2003-5, Class AF3 +                                          1,972
          1,785   5.41%, 01/25/34, Ser. 2003-5, Class MF1 +                                          1,818
          1,320   2.68%, 03/25/34, Ser. 2004-1, Class M1, FRN +                                      1,324
          1,080   2.73%, 03/25/34, Ser. 2004-1, Class M2, FRN +                                      1,081
          1,358   2.41%, 04/25/34, Ser. 2004-BC1, Class A1, FRN +                                    1,358
          2,070   2.46%, 04/25/34, Ser. 2004-1, Class 3A, FRN +                                      2,072
          3,146  Countrywide Home Equity Loan Trust, 2.40%,                                          3,146
                 11/15/29, Ser. 2004-K, Class A2, FRN +
                 DaimlerChrysler Auto Trust,
          5,000   3.53%, 12/06/07, Ser. 2002-B, Class A4 +                                           5,023
          1,385   2.88%, 10/08/09, Ser. 2003-A, Class A4 +                                           1,376
          2,350  Discover Card Master Trust I, 0.00%, 05/18/10, Ser.                                 2,350
                  2004-2, Class A1, FRN
          1,000  GMAC Mortgage Corp. Loan Trust, 2.28%, 06/25/34,                                      998
                  Ser. 2004-HE1, Class A2, FRN +
          3,325  Gracechurch Card Funding PLC (United Kingdom),                                      3,325
                 2.28%, 11/16/09, Ser. 7, Class A, FRN +
          8,155  Honda Auto Receivables Owner Trust, 2.48%,                                          8,089
                 07/18/08, Ser. 2003-1, Class A4 +
          5,395  Household Automotive Trust, 4.37%, 12/17/08, Ser.                                   5,437
                 2001-3, Class A4 +
          1,744  Household Mortgage Loan Trust, 2.49%, 01/20/34,                                     1,743
                 Ser. 2004-HC1, Class A, FRN +
                 Long Beach Mortgage Loan Trust,
          3,904   2.50%, 07/25/33, Ser. 2003-3, Class A, FRN +                                       3,908
          2,000   2.86%, 08/25/33, Ser. 2003-4, Class M1, FRN +                                      2,008
          5,267   2.48%, 02/25/34, Ser. 2004-1, Class A3, FRN +                                      5,266
          2,030   2.68%, 02/25/34, Ser. 2004-1, Class M1, FRN +                                      2,036
          1,360   2.73%, 02/25/34, Ser. 2004-1, Class M2, FRN                                        1,362
          1,500   2.44%, 07/25/34, Ser. 2004-3, Class A3, FRN                                        1,500
          1,500   2.75%, 07/25/34, Ser. 2004-3, Class M1, FRN                                        1,500
          1,905  M&I Auto Loan Trust, 2.97%, 04/20/09, Ser. 2003-1,                                  1,885
                 Class A4
          3,000  MBNA Credit Card Master Note Trust, 3.25%,                                          3,075
                 12/15/13, Ser. 2001-C2, Class C2, FRN, #
          3,285  Morgan Stanley Auto Loan Trust, 2.17%, 04/15/11,                                    3,220
                 Ser. 2003-HB1, Class A2
          3,130  Onyx Acceptance Grantor Trust, 2.66%, 05/17/10,                                     3,083
                 Ser. 2003-C, Class A4
                 Option One Mortgage Loan Trust,
          2,778   2.60%, 02/25/33, Ser. 2003-1, Class A2, FRN                                        2,784
          1,856   2.50%, 07/01/33, Ser. 2003-5, Class A2, FRN                                        1,855
          5,998  PP&L Transition Bond Co., LLC, 7.15%, 06/25/09,                                     6,633
                 Ser. 1999-1, Class A8
                 Residential Asset Securities Corp.,
          1,395   2.43%, 07/25/32, Ser. 2002-KS4, Class AIIB, FRN                                    1,392
          3,902   2.47%, 07/25/33, Ser. 2003-KS5, Class AIIB, FRN                                    3,901
          2,867   2.50%, 11/25/33, Ser. 2003-KS9, Class A2B, FRN                                     2,867
                 SLM Student Loan Trust,
          8,410   1.93%, 12/15/12, Ser. 2003-12, Class A2, FRN                                       8,416
          4,975   2.99%, 12/15/22, Ser. 2003-11, Class A5, #                                         4,934
          2,580  Triad Auto Receivables Owner Trust, 3.20%,                                          2,556
                 12/13/10, Ser. 2003-B, Class A4
          7,000  Volkswagen Auto Loan Enhanced Trust, 1.93%,                                         6,821
                 01/20/10, Ser. 2003-1, Class A4
                 Wachovia Asset Securitization, Inc.,
          2,931   2.61%, 12/25/32, Ser. 2002-HE2, Class A, FRN                                       2,936
          4,323   2.44%, 07/25/33, Ser. 2003-HE2, Class AII1, FRN                                    4,322
          2,367   2.43%, 11/25/33, Ser. 2003-HE3, Class A, FRN                                       2,361

          2,455  WFS Financial Owner Trust, 3.15%, 05/20/11, Ser.                                    2,445
                 2003-4, Class A4

                 -----------------------------------------------------------------------------------------
                 Total Asset Backed Securities                                                     193,357
                 (Cost $194,094)
                 -----------------------------------------------------------------------------------------

                 PRIVATE PLACEMENTS -- 2.4%
                 CO-OP APARTMENTS -- 2.4%
          4,175  180 East End Ave. Note, Secured by First Mortgage                                   4,633
                  and Agreement on Co-op Apartment Building in New
                 York City, 6.88%, 12/01/28, # (f) (i)
            736  200 East 57th St. Note, Secured by Second                                             796
                 Mortgage and Agreement on Co-op Apartment Building
                  in New York City, 6.72%, 01/01/14, # (f) (i)
         10,619  200 East St. Note, Secured by First Mortgage and                                   11,321
                 Agreement on Co-op Apartment Building in New York
                 City, 6.50%, 01/01/40, # (f) (i)
          3,065  81 Irving Place Note, Secured by First Mortgage                                     3,408
                 and Agreement on Co-op Apartment Building in New
                 York City, 6.95%, 01/01/29, # (f) (i)

                 -----------------------------------------------------------------------------------------
                 Total Private Placements                                                           20,158
                 (Cost $18,594)

                 -----------------------------------------------------------------------------------------
                 Total Long - Term Investments                                                     933,105
                 (Cost $925,533)
                 -----------------------------------------------------------------------------------------

                 SHORT - TERM INVESTMENTS - 11.7%

    UNITS
                 OPTIONS -- 0.0%^
         49,963  Call Option on U.S. Treasury Note, 4.25%,                                               4
                 11/15/14, strike price of 102.00, expiring 12/06/04,
                 European Style
                 (Cost $72)

    PRINCIPAL
     AMOUNT
      (USD)
                 COMMERCIAL PAPER -- 5.1%
                 ASSET BACKED SECURITIES -- 3.6%
$         5,700  Ciesco LP, 1.90%, 12/15/04 +                                                        5,695
         10,000  Fairway Finance Corp., 1.82%, 12/14/04 +                                            9,992
          9,600  Giro Multi-Funding Corp., 2.10%, 12/20/04 +                                         9,588
          5,000  Sigma Finance, Inc., 2.19%, 02/08/05 +                                              4,978
                                                                                           ---------------
                                                                                                    30,253

                 BANKING -- 1.3%
         11,000  Nationwide Building Society (United Kingdom),                                      10,993
                 1.81%, 12/13/04 +

                 UTILITIES -- 0.2%
          2,000  Public Service Enterprise Group, Inc., 2.51%,                                       2,000
                 02/14/05 +

                 -----------------------------------------------------------------------------------------
                 Total Commercial Paper                                                             43,246
                 (Cost $43,251)
                 -----------------------------------------------------------------------------------------

    SHARES
                 MONEY MARKET FUND -- 6.6%
         55,619  JPMorgan Prime Money Market Fund (a) +                                            55,619
                 (Cost $55,619)

                 -----------------------------------------------------------------------------------------
                 Total Short - Term Investments                                                     98,966
                 (Cost $98,942)

----------------------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 122.9%                                                  $  1,031,974
                 (COST $1,024,475)
                 LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.9)%                                 (192,039)
----------------------------------------------------------------------------------------------------------
                 NET ASSETS -- 100.0%                                                         $    839,935
----------------------------------------------------------------------------------------------------------

                 Percentages indicated are based on net assets of $839,935.

FUTURES CONTRACTS
(AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                                                  NOTIONAL      UNREALIZED
      NUMBER                                                                      VALUE AT     APPRECIATION
        OF                                                      EXPIRATION        11/30/04    (DEPRECIATION)
     CONTRACTS      DESCRIPTION                                    DATE             (USD)          (USD)
------------------------------------------------------------------------------------------------------------
                    LONG FUTURES OUTSTANDING
          199       Euro-SHATZ                                December, 2004     $  28,145       $   160
          274       Euro-BOBL                                 December, 2004        41,132           221
          192       Treasury Bonds                            March, 2005           21,144          (325)
          416       2 Year Treasury Notes                     March, 2005           87,126          (111)

                    SHORT FUTURES OUTSTANDING
          (7)       10 Year Japanese Government Bonds         December, 2004        (9,441)         (145)
        (197)       Euro-BUND                                 December, 2004       (30,955)         (407)
        (234)       5 Year Treasury Notes                     March, 2005          (25,466)          136
        (407)       10 Year Treasury Notes                    March, 2005          (45,075)           11
        (291)       Eurodollar                                December, 2006       (69,771)          213

OPTIONS

UNITS             CALL OPTIONS WRITTEN                                                                         VALUE
------------------------------------------------------------------------------------------------------------------------
     (18,670)     Call Option on Interest Rate Swap, expiring 12/02/04, if exercised the Fund pays
                  fixed 3.95% and receives floating 3 Month LIBOR, European Style.                             $      (-)^^
     (28,000)     Call Option on Interest Rate Swap, expiring 12/02/04, if
                  exercised the Fund pays fixed 3.95% and receives floating 3
                  Month LIBOR, European Style.                                                                       (11)
    (100,000)     Call Option on FNMA, 30 Year Fixed, 5.50%, TBA, strike price of 102.14, expiring 12/06/04,
                  European Style.                                                                                    (11)
     (37,500)     Call Option on FNMA, 30 Year Fixed, 5.50%, TBA, strike price of 102.13, expiring 12/06/04,
                  European Style.                                                                                     (7)
          (-)^^ Call Option on 10 Year Treasury Notes, strike price of 113.00, expiring 12/23/04                     (35)
                --------------------------------------------------------------------------------------------------------
                  Total Call Options Written                                                                   $     (64)
------------------------------------------------------------------------------------------------------------------------
                  PUT OPTIONS WRITTEN

     (18,670)     Put Option on Interest Rate Swap, expiring 12/02/04, if exercised the Fund pays floating
                  3 Month LIBOR and receives fixed 3.95%, European Style.                                      $    (136)
     (28,000)     Put Option on Interest Rate Swap, expiring 12/02/04, if exercised the Fund pays floating
                  3 Month LIBOR and receives fixed 3.95%, European Style.                                           (213)
          (-)^^ Put Option on 10 Year Treasury Notes, strike price of 111.00, expiring 12/23/04                     (298)
                --------------------------------------------------------------------------------------------------------
                  Total Put Options Written                                                                    $    (647)
                --------------------------------------------------------------------------------------------------------
                 (Total premiums received on written options $709)

SWAP CONTRACTS

                                                                                        UNDERLYING              UNREALIZED
                                                             EXPIRATION                  NOTIONAL              APPRECIATION
DESCRIPTIONS                                                    DATE                       VALUE              (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
Swap - price lock with Lehman Brothers Special
Financing, on U.S. Treasury Note, 2.50%, 10/31/06,
price less 99.10, the Fund pays negative, receives
positive.                                                     12/01/04                 $    37,985             $          (15)

Swap - price lock with Credit Suisse First Boston
International, on U.S. Treasury Note, 4.25%, 11/15/14,
price less 99.46, the Fund pays negative, receives
positive.                                                     12/02/04                       8,810                        (30)

Swap - price lock with UBS AG, on 30 Year FNMA, 6.00%,
TBA, price less 103.41, the Fund pays negative,
receives positive.                                            12/06/04                      32,000                        (68)

Swap - price lock with UBS AG, on 30 Year FNMA, 5.50%,
TBA, price less 101.27, the Fund pays negative,
receives positive.                                            12/06/04                      57,000                       (243)

Swap - price lock with Citibank N.A., on 30 Year FNMA,
6.00%, TBA, price less 103.43, the Fund pays negative,
receives positive.                                            12/06/04                      50,000                       (161)

Swap - price lock with Deutsche Bank AG, New York on
30 Year FNMA, 4.50%, TBA, price less 97.09, the Fund pays
positive, receives negative.                                  12/06/04                      54,000                        557

Swap - price lock with UBS AG, on 30 Year FNMA, 5.50%,
TBA, price less 101.16, the Fund pays negative,
receives positive.                                            12/06/04                      20,000                        (63)

Swap - price lock with UBS AG, on 30 Year FNMA, 5.50%,        12/06/04                     125,000                       (410)
TBA, price less 100.78, the Fund pays positive,
receives negative.

Swap - price lock with UBS AG, on 30 Year FNMA, 6.00%,
TBA, price less 102.69, the Fund pays negative,
receives positive.                                            12/06/04                     250,000                      1,289

                                                                                        UNDERLYING              UNREALIZED
                                                             EXPIRATION                  NOTIONAL              APPRECIATION
DESCRIPTIONS                                                    DATE                      VALUE               (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
Swap - price lock with UBS AG, on 30 Year FNMA, 6.50%,
TBA, price less 104.39, the Fund pays positive,
receives negative.                                            12/06/04                     125,000                       (664)

Swap - price lock with Deutsche Bank AG, New York on
30 Year FNMA, 4.50%, TBA, price less 95.15, the Fund pays
positive, receives negative.                                  12/06/04                      20,000                       (183)

Swap - price lock with UBS AG, on 30 Year GNMA, 5.50%,        12/13/04                      57,000                       (227)
TBA, price less 102.02, the Fund pays negative,
receives positive.

Swap - price lock with UBS AG, on 30 Year GNMA, 5.50%,
TBA, price less 101.78, the Fund pays positive,
receives negative.                                            12/13/04                      65,000                        102

Swap - price lock with UBS AG, on 30 Year GNMA, 6.00%,
TBA, price less 103.47, the Fund pays negative,
receives positive.                                            12/13/04                     130,000                       (102)

Swap - price lock with Citibank N.A., on 30 Year GNMA,
5.00%, TBA, price less 99.78, the Fund pays positive,
receives negative.                                            12/13/04                      25,000                        191

Swap - price lock with UBS AG, on 30 Year GNMA, 6.50%,
TBA, price less 105.28, the Fund pays positive,
receives negative.                                            12/13/04                      65,000                         20

Swap - price lock with UBS AG, on 30 Year GNMA, 5.00%,
TBA, price less 100.02, the Fund pays positive,
receives negative.                                            12/13/04                      43,000                        275

Swap - price lock with UBS AG, on U.S. Treasury Note,
4.25%, 11/15/14, price less 100.60, the Fund pays
negative, receives positive.                                  12/14/04                      27,490                       (428)

Total Return Swap with UBS AG on Lehman AAA 8.5 Year
CMBS Index, the Fund pays 1 Month LIBOR, receives 77.00
bps.                                                          01/01/05                      24,000                       (362)

Total Return Swap with Bank of America N.A. on Bank of
America AAA 10 Year CMBS Index, the Fund pays 1 Month
LIBOR, receives 70.00 bps.                                    01/01/05                      40,390                        (70)

Total Return Swap with Lehman Brothers Special
Financing on Lehman AAA 8.5 Year CMBS Index, the Fund
pays 1 Month LIBOR, receives 45.00 bps.                       01/01/05                      25,000                       (399)

Swap - price lock with Deutsche Bank AG, New York on 30
Year FNMA, 5.50%, TBA, price less 100.92, the Fund pays
negative, receives positive.                                  01/06/05                      30,000                         (9)

Swap - price lock with Deutsche Bank AG, New York on 30
Year FNMA, 5.50%, TBA, price less 100.81, the Fund pays
negative, receives positive.                                  01/06/05                     131,000                          -

Swap - price lock with Deutsche Bank AG, New York on 30
Year FNMA, 4.50%, TBA, price less 95.86, the Fund pays
positive, receives negative.                                  01/06/05                      17,000                         13

Swap - price lock with Lehman Brothers Special Financing,
on 30 Year Gold FHLMC, 5.00%, TBA, price less 98.89,
the Fund pays positive, receives negative.                    01/06/05                      32,585                        129

Swap - price lock with Bank of America N.A., on U.S.
Treasury Note, 4.38%, 08/15/12, price less 101.99, the
Fund pays positive, receives negative.                        01/18/05                      39,770                        346

Swap - price lock with Citibank N.A., on U.S. Treasury
Note, 3.63%, 07/15/09, price less 100.19, the Fund pays
negative, receives positive.                                  01/18/05                      19,900                       (104)

Swap - spread lock with Morgan Stanley Capital Services
on 10 Year Mid Market Swap Spread, price less 43.25,
the Fund pays negative, receives positive.                    01/26/05                      60,125                        (78)

Swap - spread lock with Morgan Stanley Capital Services
on 5 Year Mid Market Swap Spread, price less 44.20, the
Fund pays negative, receives positive.                        01/26/05                      38,340                        (41)

                                                                                        UNDERLYING              UNREALIZED
                                                             EXPIRATION                  NOTIONAL              APPRECIATION
DESCRIPTIONS                                                    DATE                       VALUE              (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
Total Return Swap with UBS AG on Lehman AAA 8.5 Year
CMBS Index, the Fund pays 1 Month LIBOR, receives 30.00
bps.                                                          02/01/05                      14,300                       (225)

Swap - Forward Rate Agreement with Citibank N.A., the
Fund pays 3 month LIBOR, receives 2.21%.                      03/16/05                     273,140                       (180)

Swap - Forward Rate Agreement with Merrill Lynch
Capital Services, the Fund pays 3 Month LIBOR, receives
2.28%.                                                        03/16/05                     276,535                       (137)

Swap - Forward Rate Agreement with Merrill Lynch
Capital Services, the Fund pays 3 Month LIBOR, receives
2.43%.                                                        03/16/05                     221,295                        (27)

Swap - Forward Rate Agreement with Merrill Lynch
Capital Services, the Fund pays 3 Month LIBOR, receives
2.43%.                                                        03/16/05                     219,745                        (25)

Swap - Forward Rate Agreement with Merrill Lynch
Capital Services, the Fund pays 3 Month LIBOR, receives
3.65%.                                                        12/21/05                     620,885                        391

Swap - Forward Rate Agreement with Merrill Lynch
Capital Services, the Fund pays 3 Month LIBOR, receives
3.42%.                                                        12/21/05                     347,000                       (122)

Swap - Forward Rate Agreement with Merrill Lynch
Capital Services, the Fund pays 4.24%, receives 3 Month
LIBOR.                                                        06/21/06                     620,885                       (810)

Swap - Forward Rate Agreement with Merrill Lynch
Capital Services, the Fund pays 3.96%, receives 3 Month
LIBOR.                                                        03/21/07                     347,000                         92

Interest Rate Swap with UBS AG, semi-annual payment of
4.59%, quarterly receipt of 3 Month LIBOR.                    12/16/14                      27,490                        417

Interest Rate Swap with Lehman Brothers Special
Financing, semi-annual payment of 4.56%, quarterly
receipt of 3 Month LIBOR.                                     12/17/14                      10,335                        188

Interest Rate Swap with UBS AG, semi-annual payment of
4.56%, quarterly receipt of 3 Month LIBOR.                    02/01/15                      12,500                        270

Interest Rate Swap with Lehman Brothers Special
Financing, quarterly payment of 3 Month LIBOR,
semi-annual receipt of 5.19%.                                 12/17/34                       7,295                       (226)

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at November 30, 2004, are as follows (amounts in thousands):

                                    GROSS                        GROSS                     NET UNREALIZED
    AGGREGATE                     UNREALIZED                   UNREALIZED                   APPRECIATION
      COST                       APPRECIATION                 DEPRECIATION                 (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
  $  1,024,475                    $   13,122                    $  (5,623)                    $  7,499

Abbreviations

*             -  Non - income producing security.
#             -  All or a portion of this security is a 144A or private
                 placement security and can only be sold to qualified
                 institutional buyers.
^^            -  Amount rounds to less than one thousand.
^             -  Amount rounds to less than 0.1%.
+             -  All or a portion of this security is segregated with the custodian for futures contracts,
                 TBA, when issued, delayed delivery securities or swaps.
@             -  Security is fully or partially segregated with brokers as intitial margin for futures contracts.
(a)           -  Affiliated. Money market fund registered under the Investment
                 Company Act of 1940, as amended and advised by JPMorgan Fleming
                 Asset Management, Inc.
(d)           -  Defaulted Security.
(f)           -  Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands):

                 FUND                                 MARKET VALUE       PERCENTAGE
                 ----                                 ------------       ----------
                 JPMorgan Bond Fund                   $     20,158            2.40%

(i)           -  Security is considered illiquid and may be difficult to sell.
FNMA          -  Federal National Mortgage Association.
FRN           -  Floating Rate Note. The rate shown is the rate in effect as of
                 November 30, 2004.
GNMA          -  Government National Mortgage Association.
IO            -  Interest Only.
LIBOR         -  London Interbank Offered Rate.
MTN           -  Medium Term Note.
PO            -  Principal Only.
Regulation S  -  Securities registered under the Securities Act of 1933.
Ser.          -  Series.
SUB           -  Step-up Bond. The rate shown is the rate in effect as of
                 November 30, 2004.
TBA           -  To Be Announced.
USD           -  United States Dollar.


FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.

          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C) JPMorgan Chase & Co., 2004.

                      JPMORGAN GLOBAL STRATEGIC INCOME FUND


                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (UNAUDITED)


          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C) JPMorgan Chase & Co., 2004.

JPMORGAN GLOBAL STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

   PRINCIPAL
    AMOUNT~     ISSUER                                                                          VALUE
---------------------------------------------------------------------------------------------------------
                LONG - TERM INVESTMENTS - 83.1%

                U.S. TREASURY SECURITIES -- 0.9%
                U.S. Treasury Notes & Bonds,
$          110   6.63%, 05/15/07 @+                                                         $         119
           125   5.50%, 08/15/28 @+                                                                   132

                -----------------------------------------------------------------------------------------
                Total U.S. Treasury Securities                                                        251
                (Cost $237)
                -----------------------------------------------------------------------------------------

                FOREIGN GOVERNMENT SECURITIES -- 22.7%
           100  Bundesobligation, 3.25%, 04/17/09, # +                                                135
                Dominican Republic (Dominican Republic),
           292   9.50%, 09/27/06, Regulation S                                                        276
            18   9.04%, 01/23/13, #                                                                    15
                Federal Republic of Brazil (Brazil),
            65   7.72%, 06/29/09, FRN                                                                  74
            25   11.00%, 01/11/12                                                                      29
            45   10.25%, 06/17/13                                                                      51
           107   8.00%, 04/15/14                                                                      107
            84   11.00%, 08/17/40                                                                      97
            26   11.00%, 08/17/40                                                                      30
                Federal Republic of Germany (Germany),
           170   0.00%, 12/15/04, Ser. 0604 +                                                         226
           200   5.25%, 01/04/08, Ser. 98 +                                                           286
           120   3.50%, 10/10/08, Ser. 143 +                                                          163
           270   4.50%, 01/04/13, Ser. 03 +                                                           382
            50   6.25%, 01/04/24, Ser. 94 +                                                            84
           210   4.75%, 07/04/34, Ser. 03 +                                                           295
                Government of Canada (Canada),
            20   7.00%, 12/01/06 +                                                                     18
            40   5.50%, 06/01/10 +                                                                     36
            25   8.00%, 06/01/27, Ser. VW17 +                                                          30
                Government of France (France),
            35   5.50%, 04/25/07 +                                                                     50
            20   4.00%, 04/25/13 +                                                                     27
            40   4.00%, 04/25/14 +                                                                     54
            70   5.00%, 10/25/16 +                                                                    103
            25  Kingdom of Belgium (Belgium), 4.25%, 09/28/13,                                         35
                Ser. 41
           140  Malaysia Government International Bond (Malaysia),                                    162
                 7.50%, 07/15/11
                 National Republic of Bulgaria (Bulgaria),
            23   2.75%, 07/28/11, Ser. IAB, FRN                                                        23
            46   2.75%, 07/28/11, Ser. RIAB, FRN                                                       45
            42   2.75%, 07/28/12, Ser. A, FRN                                                          42
            69   8.25%, 01/15/15, #                                                                    85
           135  Netherlands Government Bond (The Netherlands),                                        181
                3.00%, 07/15/07 +
            50  Province of Quebec (Canada), 7.50%, 09/15/29 +                                         64
                Republic of Colombia (Colombia),
            15   9.75%, 04/23/09, Ser. NOV                                                             17
            52   9.75%, 04/09/11 +                                                                     60
            30   9.75%, 04/09/11                                                                       35
            50   8.25%, 12/22/14                                                                       51

                Republic of El Salvador (El Salvador),
            38   8.50%, 07/25/11, Regulation S                                                         43
           130   8.25%, 04/10/32, # +                                                                 132
            20   7.63%, 09/21/34, #                                                                    21
           150  Republic of Italy (Italy), 3.63%, 09/14/07 +                                          150
                Republic of Panama (Panama),
            50   9.63%, 02/08/11                                                                       57
            65   10.75%, 05/15/20                                                                      81
            65   9.38%, 01/16/23                                                                       72
            50   9.38%, 01/16/23                                                                       55
                Republic of Peru (Peru),
            70   8.38%, 05/03/16                                                                       74
            30   8.38%, 05/03/16                                                                       32
           147   4.50%, 03/07/17, FRN                                                                 133
             7   5.00%, 03/07/17, FRN                                                                   6
            48  Republic of Philippines (Philippines), 8.38%,                                          48
                02/15/11
                Republic of South Africa (South Africa) (Yankee),
            40   9.13%, 05/19/09                                                                       47
            35   8.50%, 06/23/17                                                                       43
            50   8.50%, 06/23/17                                                                       62
            55   8.50%, 06/23/17                                                                       68
            20   Republic of Trinidad & Tobago (Trinidad & Tobago),                                    27
                9.75%, 07/01/20, Regulation S #
                Republic of Turkey (Turkey),
            30   11.75%, 06/15/10                                                                      37
            19   11.50%, 01/23/12                                                                      24
            90   11.00%, 01/14/13 +                                                                   112
            25   9.50%, 01/15/14                                                                       29
                Republic of Ukraine (Ukraine),
           100   6.88%, 03/04/11, #                                                                    98
           260   7.65%, 06/11/13, Regulation S                                                        262
                Republic of Venezuela (Venezuela),
            65   5.38%, 08/07/10                                                                       61
           105   10.75%, 09/19/13                                                                     124
            40   10.75%, 09/19/13                                                                      47
            20   8.50%, 10/08/14                                                                       21
            87   8.50%, 10/08/14                                                                       90
            65   7.00%, 12/01/18, Regulation S                                                         58
            15   9.25%, 09/15/27                                                                       16
           440  Russian Federation (Russia), 5.00%, 03/31/30,                                         437
                Regulation S, SUB
                U.K. Treasury Gilt (United Kingdom),
            10   8.50%, 12/07/05 +                                                                     20
            30   5.00%, 03/07/08 +                                                                     58
            20   5.75%, 12/07/09 +                                                                     40
            10   8.00%, 09/27/13 +                                                                     23
            15   4.75%, 09/07/15 +                                                                     29
            15   6.00%, 12/07/28 +                                                                     35
                United Mexican States (Mexico),
            25   6.38%, 01/16/13, MTN                                                                  26
            40   6.63%, 03/03/15                                                                       42
            35   8.13%, 12/30/19                                                                       40
            20   11.50%, 05/15/26                                                                      30
            45   8.30%, 08/15/31, MTN                                                                  51
            10   8.30%, 08/15/31, MTN                                                                  11
            40   7.50%, 04/08/33                                                                       42
            13   7.50%, 04/08/33, Ser. A, MTN                                                          14

                -----------------------------------------------------------------------------------------
                Total Foreign Government Securities                                                 6,396
                (Cost $5,671)
                -----------------------------------------------------------------------------------------

                CORPORATE NOTES & BONDS -- 27.4%
                ADVERTISING -- 0.1%
            30   RH Donnelley Finance Corp. I, 10.88%, 12/15/12,                                       36

                #
                AEROSPACE -- 0.2%
            40  L-3 Communications Corp., 7.63%, 06/15/12 +                                            43
                AGRICULTURAL PRODUCTION/SERVICES -- 0.1%
            30   RJ Reynolds Tobacco Holdings, Inc., 7.88%,                                            32
                05/15/09, Ser. B +
                AIRLINES -- 0.5%
           132   Northwest Airlines Corp., 8.07%, 10/01/19, Ser.                                      144
                2000-1 +
                APPAREL -- 0.1%
            30   Russell Corp., 9.25%, 05/01/10 +                                                      32
                AUTOMOTIVE -- 3.0%
           150   DaimlerChrysler N.A. Holding Corp., 6.50%,                                           160
                11/15/13 +
                Ford Motor Credit Co.,
           300   7.38%, 10/28/09 +                                                                    321
            50   7.88%, 06/15/10 +                                                                     55
           150  General Motors Corp., 8.38%, 07/15/33 +                                               153
            23  HLI Operating Co., Inc., 10.50%, 06/15/10 +                                            25
            30  Tenneco Automotive, Inc., 10.25%, 07/15/13, Ser. B                                     35
                +
                TRW Automotive, Inc.,
            22   9.38%, 02/15/13 +                                                                     26
            65   11.00%, 02/15/13 +                                                                    79

                                                                                            -------------
                                                                                                      854
                BANKING -- 0.9%
            75  Abbey National Capital Trust I, 8.96%, to                                             102
                6/30; thereafter FRN, 12/31/49 +
           150  ABN-AMRO North American Holding Preferred                                             163
                Capital Repackage Trust I, 6.52%, to 11/12;
                thereafter FRN, 12/29/49, # +

                                                                                            -------------
                                                                                                      265
                BIOTECHNOLOGY -- 0.2%
            45  Bio-Rad Laboratories, Inc., 7.50%, 08/15/13 +                                          49
                BROADCASTING/CABLE -- 0.5%
            85  Cablevision Systems Corp., 8.00%, 04/15/12, # +                                        90
            40  Echostar DBS Corp., 6.38%, 10/01/11 +                                                  41

                                                                                            -------------
                                                                                                      131
                CHEMICALS -- 0.9%
            45  Crompton Corp., 9.88%, 08/01/12, # +                                                   50
                Huntsman International LLC,
            30   9.88%, 03/01/09 +                                                                     33
            20   11.63%, 10/15/10 +                                                                    24
            45   Nalco Co., 7.75%, 11/15/11 +                                                          48
            85   PolyOne Corp., 10.63%, 05/15/10 +                                                     96

                                                                                            -------------
                                                                                                      251
                CONSTRUCTION -- 0.6%
            40  Ainsworth Lumber Co., LTD (Canada), 7.25%,                                             40
                10/01/12, # +
                Beazer Homes USA, Inc.,
            20   8.38%, 04/15/12 +                                                                     22
            10   6.50%, 11/15/13 +                                                                     10
            75  Pulte Homes, Inc., 6.38%, 05/15/33 +                                                   72
            20  THL Buildco, Inc., 8.50%, 09/01/14, # +                                                22

                                                                                            -------------
                                                                                                      166
                CONSUMER PRODUCTS -- 0.7%

            60  Elizabeth Arden, Inc., 7.75%, 01/15/14 +                                               64
            50  Playtex Products, Inc., 8.00%, 03/01/11 +                                              55
            65  Rayovac Corp., 8.50%, 10/01/13 +                                                       71

                                                                                            -------------
                                                                                                      190
                CONSUMER SERVICES -- 0.4%
            20  Alderwoods Group, Inc., 7.75%, 09/15/12, # +                                           21
            50  Service Corp. International, 6.75%, 04/01/16 +                                         53
            50  United Rentals North America, Inc., 6.50%,                                             49
                02/15/12 +

                                                                                            -------------
                                                                                                      123
                ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.2%
            40  Celestica, Inc. (Canada), 7.88%, 07/01/11 +                                            43
            25  Flextronics International LTD (Singapore), 6.50%,                                      25
                05/15/13 +

                                                                                            -------------
                                                                                                       68
                ENTERTAINMENT/LEISURE -- 0.4%
            25  Argosy Gaming Co., 7.00%, 01/15/14 +                                                   28
            10  Intrawest Corp. (Canada), 7.50%, 10/15/13, # +                                         11
            20  Six Flags, Inc., 9.75%, 04/15/13 +                                                     20
            50  Vail Resorts, Inc., 6.75%, 02/15/14 +                                                  51

                                                                                            -------------
                                                                                                      110
                ENVIRONMENTAL SERVICES -- 0.5%
           150  Allied Waste North America, Inc., 7.38%, 04/15/14,                                    140
                Ser. B +
                FINANCIAL SERVICES -- 3.0%
            30  Arch Western Finance LLC, 6.75%, 07/01/13 +                                            31
           325  Erac USA Finance Co., 9.13%, 12/15/04, MTN, # +                                       327
           125  HSBC Capital Funding LP (Channel Islands), 4.61%,                                     120
                 to 06/13; thereafter FRN, 12/31/49, # +
           200  ING Capital Funding Trust III, 8.44%, to 12/10;                                       238
                thereafter FRN, 12/31/49 +
            20  Jostens IH Corp., 7.63%, 10/01/12, # +                                                 21
            50  Nexstar Finance LLC/Nexstar Finance, Inc.,                                             54
                12.00%, 04/01/08 +
            45  UGS Corp., 10.00%, 06/01/12, # +                                                       51

                                                                                            -------------
                                                                                                      842
                FOOD/BEVERAGE PRODUCTS -- 0.1%
            10  Dole Food Co., Inc., 8.88%, 03/15/11 +                                                 11
            20  Swift & Co., 10.13%, 10/01/09 +                                                        22

                                                                                            -------------
                                                                                                       33
                HEALTH CARE/HEALTH CARE SERVICES -- 2.6%
            90  Ardent Health Services, Inc., 10.00%, 08/15/13 +                                       90
            55  Extendicare Health Services, Inc., 6.88%, 05/01/14                                     56
                +
           100  Fresenius Medical Care Capital Trust IV, 7.88%,                                       111
                06/15/11 +
            85  Genesis HealthCare Corp., 8.00%, 10/15/13 +                                            92
            90  HCA, Inc., 6.75%, 07/15/13 +                                                           92
           700  Mariner Health Group, Inc., 9.50%, 04/01/06, Ser. B                                     0^^
                (d) (f) + *
           100  Medex, Inc., 8.88%, 05/15/13 +                                                        110
                Tenet Healthcare Corp.,

            60   7.38%, 02/01/13 +                                                                     59
            20   9.88%, 07/01/14, # +                                                                  22
           100  Triad Hospitals, Inc., 7.00%, 11/15/13 +                                              103

                                                                                            -------------
                                                                                                      735
                HOTELS/OTHER LODGING -- 0.4%
            20  ITT Corp., 7.38%, 11/15/15 +                                                           23
            45  MGM Mirage, 6.75%, 09/01/12, # +                                                       47
            40  Starwood Hotels & Resorts Worldwide, Inc., 7.88%,                                      46
                05/01/12 +

                                                                                            -------------
                                                                                                      116
                MACHINERY & ENGINEERING EQUIPMENT -- 0.1%
            25  Terex Corp., 7.38%, 01/15/14 +                                                         27
                METALS/MINING -- 0.2%
            50  Peabody Energy Corp., 6.88%, 03/15/13, Ser. B +                                        54
                MULTI-MEDIA -- 1.4%
            50  Charter Communications Operating LLC, 8.00%,                                           52
                04/30/12, # +
            55  Dex Media, Inc., 0.00%, 0% Until 11/15/08 11/15/13,                                    42
                SUB +
            20  Le Group Videotron Itee (Canada), 6.88%, 01/15/14,                                     21
                # +
            25  Lodgenet Entertainment Corp., 9.50%, 06/15/13 +                                        28
            50  Primedia, Inc., 8.88%, 05/15/11 +                                                      52
            45  Sinclair Broadcast Group, Inc., 8.00%, 03/15/12 +                                      47
            35  Sun Media Corp. (Canada), 7.63%, 02/15/13 +                                            38
           100  Time Warner, Inc., 7.63%, 04/15/31 +                                                  116

                                                                                            -------------
                                                                                                      396
                OIL & GAS -- 2.3%
            68  Chesapeake Energy Corp., 6.88%, 01/15/16 +                                             72
            40  Denbury Resources, Inc., 7.50%, 04/01/13 +                                             43
            75  Devon Financing Corp. ULC, 7.88%, 09/30/31 +                                           92
           165  Gazprom International SA (Luxembourg), 7.20%,                                         171
                02/01/20, #
            20  Hanover Compressor Co., 9.00%, 06/01/14 +                                              22
            50  Newfield Exploration Co., 6.63%, 09/01/14, # +                                         54
            90  Swift Energy Co., 9.38%, 05/01/12 +                                                   102
            75  Valero Energy Corp., 7.50%, 04/15/32 +                                                 88

                                                                                            -------------
                                                                                                      644
                PACKAGING -- 0.8%
            50  Crown European Holdings SA (France), 9.50%,                                            57
                03/01/11 +
            20  Graphic Packaging International Corp., 9.50%,                                          23
                08/15/13 +
            15  Jefferson Smurfit Corp., 7.50%, 06/01/13 +                                             16
            75  Owens-Brockway, 8.25%, 05/15/13 +                                                      81
            45  Silgan Holdings, Inc., 6.75%, 11/15/13 +                                               47

                                                                                            -------------
                                                                                                      224
                PAPER/FOREST PRODUCTS -- 0.7%
            60  Bowater, Inc., 6.50%, 06/15/13 +                                                       59
           100  Georgia-Pacific Corp., 9.50%, 12/01/11 +                                              124
            20  Tembec Industries, Inc. (Canada), 8.50%, 02/01/11                                      20
                +

                                                                                            -------------

                                                                                                      203
                PIPELINES -- 0.3%
            60  Dynegy Holdings, Inc., 10.13%, 07/15/13, # +                                           70
            20  Williams Companies, Inc., 8.13%, 03/15/12 +                                            23

                                                                                            -------------
                                                                                                       93
                RETAILING -- 0.9%
            90  Dillard's, Inc., 7.85%, 10/01/12 +                                                     98
            30  Ferrellgas Escrow LLC/Ferrellgas Finance Escrow                                        31
                Corp., 6.75%, 05/01/14 +
            25  Ingles Markets, Inc., 8.88%, 12/01/11 +                                                27
                J.C. Penney Co., Inc.,
            35   8.00%, 03/01/10 +                                                                     40
            35   6.88%, 10/15/15, Ser. A, MTN +                                                        38
            25  Saks, Inc., 7.50%, 12/01/10 +                                                          26

                                                                                            -------------
                                                                                                      260
                SEMI-CONDUCTORS -- 0.3%
            70  Freescale Semiconductor, Inc., 7.13%, 07/15/14 +                                       75
                TELECOMMUNICATIONS -- 4.3%
           100  AT&T Corp., 9.05%, 11/15/11 +                                                         114
           175  AT&T Wireless Services, Inc., 8.13%, 05/01/12 +                                       209
            65  Cincinnati Bell, Inc., 8.38%, 01/15/14 +                                               65
            20  Consolidated Communications Illinois/Texas                                             21
                Holdings, Inc., 9.75%, 04/01/12, # +
            75  Koninklijke KPN NV (The Netherlands), 8.00%,                                           88
                10/01/10 +
           100  Nextel Communications, Inc., 7.38%, 08/01/15 +                                        110
            55  PanAmSat Corp., 9.00%, 08/15/14, # +                                                   59
            40  Qwest Communications International, 7.25%,                                             40
                02/15/11, # +
            15  Qwest Corp., 9.13%, 03/15/12, # +                                                      17
                Roger's Wireless Communications, Inc. (Canada),
            50   9.63%, 05/01/11 +                                                                     58
            35   6.38%, 03/01/14 +                                                                     34
           100  Sprint Capital Corp., 6.90%, 05/01/19 +                                               109
            50  Triton PCS, Inc., 8.50%, 06/01/13 +                                                    46
           175  Verizon Global Funding Corp., 7.38%, 09/01/12 +                                       203

                                                                                            -------------
                                                                                                    1,173
                UTILITIES -- 0.7%
            75  Dominion Resources, Inc., 6.30%, 03/15/33 +                                            76
            25  DPL, Inc., 6.88%, 09/01/11 +                                                           27
            65  Sierra Pacific Resources, 8.63%, 03/15/14 +                                            74
            30  TECO Energy, Inc., 7.20%, 05/01/11 +                                                   33

                                                                                            -------------
                                                                                                      210

                -----------------------------------------------------------------------------------------
                Total Corporate Notes & Bonds                                                       7,719
                (Cost $8,097)
                -----------------------------------------------------------------------------------------

                RESIDENTIAL MORTGAGE BACKED SECURITIES -- 22.5%
                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
         2,981  Credit Suisse First Boston Mortgage Securities                                         43
                Corp., 0.98%, 06/25/20, Ser. 1997-2X, FRN, IO, # +
             2  DLJ Mortgage Acceptance Corp., 84.38%, 07/28/27,                                        1
                Ser. 1997-D, FRN, # +

                                                                                            -------------
                                                                                                       44

                MORTGAGE BACKED PASS-THROUGH SECURITIES -- 22.3%
         2,500  Federal Home Loan Mortgage Corp., 5.00%,                                            2,532
                12/25/19, TBA
                Federal National Mortgage Association,
         1,300   5.00%, 12/25/34, TBA                                                               1,282
         2,400   6.00%, 12/25/34, TBA                                                               2,477

                                                                                            -------------
                                                                                                    6,291

                -----------------------------------------------------------------------------------------
                Total Residential Mortgage Backed Securities                                        6,335
                (Cost $6,484)
                -----------------------------------------------------------------------------------------

                COMMERCIAL MORTGAGE BACKED SECURITIES -- 0.6%
           150  Credit Suisse First Boston Mortgage Securities                                        165
                Corp., 6.38%, 12/16/35, Ser. 2001-CK1, Class A3 +
                (Cost $151)
                PRIVATE PLACEMENTS -- 9.0%
                CO-OP APARTMENTS -- 9.0%
         1,315  270 5th Ave., Secured by First Mortgage and                                         1,421
                Agreement on Co-op Apartment Building in Brooklyn,
                New York, 6.93%, 08/01/18, #, (f) (i)
           522  3512 Oxford Ave., Secured By First Mortgage and                                       606
                Agreement on Co-op Apartment Building in Riverdale,
                New York, 8.45%, 06/01/17, #, (f) (i)
           455  42 155th Street, 7.00%, 01/01/14, #, (f) (i)                                          495

                -----------------------------------------------------------------------------------------
                Total Private Placements                                                            2,522
                (Cost $2,292)
                -----------------------------------------------------------------------------------------

    SHARES
                WARRANT -- 0.0%
                FOREIGN GOVERNMENT SECURITIES -- 0.0%
            1   Republic of Venezuela (Oil Obligation) (Venezuela),                                     0
                expires 4/15/20 *
                (Cost $0)

                -----------------------------------------------------------------------------------------
                Total Long - Term Investments                                                      23,388
                (Cost $22,932)
                -----------------------------------------------------------------------------------------

                SHORT - TERM INVESTMENTS - 36.8%

    PRINCIPAL
     AMOUNT~
                U.S. TREASURY SECURITIES -- 0.8%
                U.S. Treasury Bills,
$          125   2.17%, 02/24/05 +                                                                    125
           110   1.88%, 11/30/05, @ +                                                                 109

                -----------------------------------------------------------------------------------------
                Total U.S. Treasury Securities                                                        234
                (Cost $234)
                -----------------------------------------------------------------------------------------

                COMMERCIAL PAPER -- 18.5%
                ASSET BACKED SECURITIES -- 15.5%

           850  Aquinas Funding LLC, 2.37%, 05/09/05 +                                                841
           850  Atlantis One Funding Corp., 2.35%, 04/20/05 +                                         842
           850  Fairway Finance Corp., 2.36%, 05/03/05 +                                              841
         1,000  Grampian Funding LLC, 2.30%, 03/24/05 +                                               991
           850  Scaldis Capital LLC, 2.20%, 02/14/05 +                                                846

                                                                                            -------------
                                                                                                    4,361
                BANKING -- 3.0%
           850  Northern Rock PLC (United Kingdom), 2.19%,                                            847
                02/02/05 +

                -----------------------------------------------------------------------------------------
                Total Commercial Paper                                                              5,208
                (Cost $5,210)
                -----------------------------------------------------------------------------------------

    SHARES
                MONEY MARKET FUND -- 17.5%
         4,919  JPMorgan Prime Money Market Fund (a) +                                              4,919
                (Cost $4,919)

                -----------------------------------------------------------------------------------------
                Total Short-Term Investments                                                       10,361
                (Cost $10,363)

---------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 119.9%                                                 $      33,749
                (COST $33,295)
                LIABILITIES IN EXCESS OF OTHER ASSETS -- (19.9)%                                   (5,602)
---------------------------------------------------------------------------------------------------------
                NET ASSETS -- 100.0%                                                        $      28,147
---------------------------------------------------------------------------------------------------------

                Percentages indicated are based on net assets of $28,147.

THE FOLLOWING REPRESENTS THE ALLOCATIONS BY COUNTRY FOR INVESTMENTS BASED ON NET
ASSETS:

COUNTRY                                                      PERCENTAGE
-----------------------------------------------------------------------
United States                                                      91.7%
Germany                                                             5.6%
United Kingdom                                                      3.7%
Russia                                                              1.6%
Venezuela                                                           1.5%
Canada                                                              1.5%
Brazil                                                              1.4%
Ukraine                                                             1.3%
Dominican Republic                                                  1.0%
France                                                              1.0%
The Netherlands                                                     1.0%
Panama                                                              0.9%
Mexico                                                              0.9%
Peru                                                                0.9%
South Africa                                                        0.8%
Turkey                                                              0.7%
El Salvador                                                         0.7%
Bulgaria                                                            0.7%
Luxembourg                                                          0.6%
Colombia                                                            0.6%
Malaysia                                                            0.6%
Italy                                                               0.5%
Other (below 0.5%)                                                  0.7%
-------------------------------------------------------------------------
Total                                                             119.9%
-------------------------------------------------------------------------

FUTURES CONTRACTS
(AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                                             NOTIONAL        UNREALIZED
   NUMBER                                                                    VALUE AT       APPRECIATION
     OF                                                 EXPIRATION           11/30/04       (DEPRECIATION)
  CONTRACTS      DESCRIPTION                               DATE                (USD)            (USD)
---------------------------------------------------------------------------------------------------------
                 LONG FUTURES OUTSTANDING
      10         Euro-Schatz                         December, 2004         $     1,414        $      7
      20         Euro-BOBL                           December, 2004               3,002              18
      15         Treasury Bonds                      March, 2005                  1,652             (25)
      20         2 Year Treasury Notes               March, 2005                  4,189              (5)
       9         5 Year Treasury Notes               March, 2005                    979              (5)

                 SHORT FUTURES OUTSTANDING
      (8)        Euro-BUND                           December, 2004              (1,257)            (26)
      (5)        Treasury Bonds                      March, 2005                   (551)              9
     (16)        5 Year Treasury Notes               March, 2005                 (1,741)              5
     (28)        10 Year Treasury Notes              March, 2005                 (3,101)             26

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                   NET UNREALIZED
                                                     SETTLEMENT      VALUE AT       APPRECIATION
                                                       VALUE         11/30/04      (DEPRECIATION)
  CONTRACTS TO SELL               SETTLEMENT DATE      (USD)          (USD)            (USD)
---------------------------------------------------------------------------------------------------
          99        CAD               1/28/05       $         83   $         83  $                0 ^^
       1,624        EUR               1/28/05              2,122          2,158                 (36)
         101        GBP               1/28/05                188            193                  (5)
                                                    ------------   ------------  ------------------
                                                    $      2,393   $      2,434  $              (41)
                                                    ============   ============  ==================

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at November 30, 2004, are as follows (amounts in thousands):

                       GROSS              GROSS           NET UNREALIZED
  AGGREGATE          UNREALIZED         UNREALIZED         APPRECIATION
    COST            APPRECIATION       DEPRECIATION       (DEPRECIATION)
------------------------------------------------------------------------
$      33,295       $      1,397       $       (943)      $          454

Abbreviations

*            - Non - income producing security.
#            - All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
~            - Denominated in United States Dollars unless otherwise noted.
^^           - Amount rounds to less than one thousand.
+            - All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery securities or swaps.
@            - Security is fully or partially segregated with brokers as intitial margin for futures contracts.
(a)          - Affiliated. Money market fund registered under the Investment
               Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
(f)          - Fair Valued Investment. The following are approximately the market value and percentage of the investments that are fair valued (amounts in thousands):

               FUND                                     MARKET VALUE     PERCENTAGE
               ----                                     ------------     ----------
               JPMorgan Global Strategic Income Fund    $      2,522           7.47%

(i)          - Security is considered illiquid and may be difficult to sell.
CAD          - Canadian Dollar.
EUR          - Euro.
               date. The interest rate shown is the rate in effect at November 30, 2004.
FRN          - Floating Rate Note. The rate shown is the rate in effect as of
               November 30, 2004.
GBP          - Great Britain Pound.
IO           - Interest
               Only.
MTN          - Medium Term Note.
Regulation S - Securities registered under the Securities Act of 1933.
Ser.         - Series.
SUB          - Step-up Bond. The rate shown is the rate in effect as of November
               30, 2004.
TBA          - To Be Announced.
USD          - United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.

          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C) JPMorgan Chase & Co., 2004.

                          JPMORGAN SHORT TERM BOND FUND


                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (UNAUDITED)


          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C) JPMorgan Chase & Co., 2004.

JPMORGAN SHORT TERM BOND FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)


   SHARES     ISSUER                                                                             VALUE
---------------------------------------------------------------------------------------------------------
              LONG - TERM INVESTMENTS - 100.0%

              PREFERRED STOCKS -- 1.0%
              FINANCIAL SERVICES -- 1.0%
          7   Pinto Totta International Finance, 7.77%, # +                                 $       7,339
              (Cost $7,577)

 PRINCIPAL
   AMOUNT
              U.S. GOVERNMENT AGENCY SECURITIES -- 2.2%
$     2,000   Federal National Mortgage Association, 3.25%,                                         1,973
              06/04/08, SUB +
              Overseas Private Investment Corp.,
      3,306    1.50%, 12/16/06, Ser. A, FRN +                                                       3,305
      2,102    1.50%, 12/16/06, Ser. B, FRN +                                                       2,102
        552    1.50%, 12/16/06, Ser. C, FRN +                                                         551
        228    1.50%, 12/16/06, Ser. D, FRN +                                                         227
      2,228    1.50%, 12/16/06, Ser. E, FRN +                                                       2,227
      1,105    1.50%, 12/16/06, Ser. F, FRN +                                                       1,104
      1,008    1.50%, 12/16/06, Ser. G, FRN +                                                       1,007
        726    1.50%, 12/16/06, Ser. H, FRN +                                                         726
      1,676    1.50%, 12/16/06, Ser. I, FRN +                                                       1,676
        726    1.50%, 12/16/06, Ser. J, FRN +                                                         726
        320    1.50%, 12/16/06, Ser. K, FRN +                                                         320

              -------------------------------------------------------------------------------------------
              Total U.S. Government Agency Securities                                              15,944
              (Cost $15,976)
              -------------------------------------------------------------------------------------------

              FOREIGN GOVERNMENT SECURITIES -- 3.3%
      1,100   Federal Republic of Brazil (Brazil), 10.25%, 06/17/13                                 1,249
              +
      3,950   Government of France (France), 5.75%, 10/25/32                                        6,385
      4,250   Republic of Chile (Chile), 2.52%, 01/28/08, FRN +                                     4,267
      3,757   Republic of Colombia (Colombia), 9.75%, 04/09/11                                      4,321
              +
      2,250   Republic of Ukraine (Ukraine), 7.65%, 06/11/13,                                       2,267
              Regulation S
      3,600   Russian Federation (Russia), 10.00%, 06/26/07, #                                      4,059
              +
      1,800   United Mexican States (Mexico), 2.75%, 01/13/09,                                      1,825
              FRN +

              -------------------------------------------------------------------------------------------
              Total Foreign Government Securities                                                  24,373
              (Cost $24,211)
              -------------------------------------------------------------------------------------------

              STATE AND MUNICIPAL OBLIGATIONS -- 0.9%

              ILLINOIS - 0.3%
      2,350   Illinois State, Taxable Pension, GO, 2.50%, 06/01/08                                  2,248
              +

              NORTH CAROLINA - 0.2%
      1,285   North Carolina Municipal Power Agency No. 1,                                          1,285
              Catawba, Taxable, Ser. B, Rev., 3.26%, 01/01/05 +
              TEXAS - 0.4%
      3,150   Texas Public Finance Authority, Unemployment                                          3,120
              Compensation, Ser. B, Rev., 2.63%, 06/15/06 +

              -------------------------------------------------------------------------------------------
              Total State and Municipal Obligations                                                 6,653
              (Cost $6,778)
              -------------------------------------------------------------------------------------------

              CORPORATE NOTES & BONDS -- 43.6%
              AGRICULTURAL PRODUCTION/SERVICES -- 0.2%
      1,400   National Agricultural Cooperative Federation (South                                   1,455
              Korea), 5.75%, 06/18/14, FRN
              AUTOMOTIVE -- 3.6%
      8,950   DaimlerChrysler N.A. Holding Corp., 2.96%,                                            8,998
              05/24/06, MTN, FRN +
              Ford Motor Credit Co.,
        600     6.88%, 02/01/06 +                                                                     620
      7,300     6.50%, 01/25/07 +                                                                   7,596
        650     5.80%, 01/12/09 +                                                                     662
              General Motors Acceptance Corp.,
      2,300     4.15%, 02/07/05, MTN +                                                              2,308
        900     6.75%, 01/15/06 +                                                                     927
      5,150     6.13%, 08/28/07 +                                                                   5,313

                                                                                            -------------
                                                                                                   26,424
              BANKING -- 9.3%
      1,764   Abbey National PLC (United Kingdom) (Yankee),                                         1,873
              7.35%, to 10/06; thereafter FRN, 12/31/49
              +
      2,050   Bacob Bank SC (Belgium), 7.25%, to                                                    2,226
              09/07; thereafter FRN, 12/31/49, # +
      2,800   BBVA Bancomer Capital Trust I (Mexico), 10.50%,                                       3,024
              02/16/11, # +
        420   BCI US Funding Trust, 8.01%, to 07/08;                                                  469
              thereafter FRN, 12/31/49, # +
      1,200   Chohung Bank (South Korea), 4.63%, 11/03/14,                                          1,153
              FRN, # +
      3,500   ForeningsSparbanken AB (Sweden), 7.50%,                                               3,742
              to 11/06; thereafter FRN,12/31/49,  # +
      2,000   Industrial Bank of Korea (South Korea), 4.00%,                                        1,957
              to 05/09; thereafter FRN, 05/19/14, # +
      2,000   KBC Bank Fund Trust III, 9.86%, to 11/09;                                             2,452
               thereafter FRN, 11/29/49, # +
              KorAm Bank (South Korea),
      2,800     6.95%, 12/06/11                                                                     2,982
      3,350     4.68%, 06/18/13, Ser. E, FRN, MTN                                                   3,417
      2,300   National Westminster Bank PLC (United Kingdom)                                        2,521
              (Yankee), 7.75%, 12/31/49, FRN +
      1,700   Nordea Bank Finland PLC/New York, 7.50%,                                              1,817
              12/31/49, FRN, # +
              Popular North America, Inc.,
      1,150     6.13%, 10/15/06, Ser. E, MTN +                                                      1,202
      1,950     4.25%, 04/01/08 +                                                                   1,962
      7,195   Royal Bank of Scotland Group PLC (United                                              7,511
              Kingdom), 7.82%, 11/30/49, Ser. 3 +
      5,150   Skandinaviska Enskilda Banken AB (Sweden),                                            5,539
              8.13%, to 09/06; thereafter FRN, 09/06/49,

              # +
      6,750   Spintab AB (Sweden), 7.50%, to 08/06;                                                 7,183
              thereafter FRN, 12/31/49, # +
      2,950   Svenska Handelsbanken (Sweden), 7.13%,                                                3,162
              to 03/07; thereafter FRN, 12/31/49,  # +
      2,000   Unicredito Italiano Capital Trust II, 9.20%,                                          2,452
              to 10/10; thereafter FRN, 12/31/49, # +
      2,500   Washington Mutual, Inc., 7.50%, 08/15/06 +                                            2,666
              Woori Bank (South Korea),
      2,150     4.50%, 12/08/09                                                                     2,143
      1,430     5.75%, to 03/09; thereafter FRN,                                                    1,481
                03/13/14, #
      4,650   Zions Bancorporation, 2.70%, 05/01/06                                                 4,610

                                                                                            -------------
                                                                                                   67,544
              BROADCASTING/CABLE -- 1.0%
      4,200   Comcast Cable Communications, Inc., 6.38%,                                            4,349
              01/30/06 +
      2,650   Echostar DBS Corp., 9.13%, 01/15/09 +                                                 2,918

                                                                                            -------------
                                                                                                    7,267
              COMPUTERS/COMPUTER HARDWARE -- 0.8%
      3,800   Compaq Computer Corp., 7.65%, 08/01/05 +                                              3,918
      2,000   Unisys Corp., 8.13%, 06/01/06 +                                                       2,105

                                                                                            -------------
                                                                                                    6,023
              CONSUMER PRODUCTS -- 0.8%
      2,300   Deluxe Corp., 3.50%, 10/01/07, # +                                                    2,254
      3,900   Diageo Finance BV (The Netherlands), 3.00%,                                           3,865
              12/15/06 +

                                                                                            -------------
                                                                                                    6,119
              DIVERSIFIED -- 0.4%
      3,000   Tyco International Group SA (Luxembourg)                                              3,113
              (Yankee), 6.38%, 02/15/06 +
              FINANCIAL SERVICES -- 10.4%
      4,600   BNP U.S. Funding LLC, 7.74%, to 12/07;                                                5,093
              thereafter FRN, 12/31/49, # +
      1,800   Capital One Bank, 4.25%, 12/01/08 +                                                   1,803
      6,650   Capital One Financial Corp., 8.75%, 02/01/07 +                                        7,322
      3,150   CIT Group, Inc., 6.50%, 02/07/06 +                                                    3,268
      6,150   Countrywide Home Loans, Inc., 2.88%, 02/15/07,                                        6,037
              Ser. L, MTN +
              Counts Trusts,
      3,450     3.07%, 08/15/07, Ser. 2002-10, FRN, # + (i)                                         3,485
      3,450     3.12%, 08/15/07, Ser. 2002-11, FRN, # + (i)                                         3,489
      3,250   Household Finance Corp., 3.38%, 02/21/06, MTN +                                       3,256
      2,000   HSBC Capital Funding LP (Channel Islands), 9.55%,                                     2,474
               to 06/10; thereafter FRN, 12/31/49, # +
              International Lease Finance Corp.,
      1,400     3.13%, 05/03/07, Ser. P, MTN +                                                      1,380
      2,100     4.35%, 09/15/08 +                                                                   2,116
      1,650   Mantis Reef LTD (Australia), 4.69%, 11/14/08, # +                                     1,646
      1,650   MBNA America Bank N.A., 4.63%, 08/03/09 +                                             1,671
        700   Mizuho JGB Investment LLC, 9.87%, to                                                    825
              06/08; thereafter FRN, 12/31/49, # +
      2,000   Mizuho Preferred Capital Co., LLC, 8.79%,                                             2,290
               to 06/08; thereafter FRN, 12/31/49, # +
      5,905   Natexis AMBS Co., LLC, 8.44%, to 06/08,                                               6,661
               thereafter FRN, 12/31/49, # +

      1,800   Pricoa Global Funding I, 3.90%, 12/15/08, # +                                         1,787
     11,000   Sigma Finance, Inc., 2.36%, 09/15/06, MTN, FRN,                                      11,001
              + (i)
      4,400   Special Purpose Accounts Receivable Cooperative                                       4,398
              Corp. (SPARCS), 2.55%, 11/21/07, Ser. 2004-4,
              FRN, # + (i)
      5,050   The Bear Stearns Co., Inc., 6.50%, 05/01/06 +                                         5,276

                                                                                            -------------
                                                                                                   75,278
              FOOD/BEVERAGE PRODUCTS -- 0.9%
      3,900   Conagra Foods, Inc., 6.00%, 09/15/06 +                                                4,071
      2,100   Kraft Foods, Inc., 5.25%, 06/01/07 +                                                  2,174

                                                                                            -------------
                                                                                                    6,245
              HOTELS/OTHER LODGING -- 0.8%
      2,650   Caesars Entertainment, Inc., 7.88%, 12/15/05 +                                        2,756
      2,650   Starwood Hotels & Resorts Worldwide, Inc., 7.38%,                                     2,829
              05/01/07 +

                                                                                            -------------
                                                                                                    5,585
              INSURANCE -- 2.1%
      5,350   ASIF Global Financing, 2.12%, 03/14/06, FRN, # +                                      5,352
      3,650   Oil Insurance LTD (Bermuda), 2.50%, 05/04/05,                                         3,650
              FRN, # + (i)
      3,100   Prudential Financial, Inc., 4.10%, 11/15/06 +                                         3,132
      2,900   Prudential Insurance Co. of America, 6.38%,                                           3,056
              07/23/06, # +

                                                                                            -------------
                                                                                                   15,190
              MULTI-MEDIA -- 0.9%
      1,700   Clear Channel Communications, Inc., 4.63%,                                            1,720
              01/15/08 +
      1,000   TCI Communications, Inc., 6.88%, 02/15/06 +                                           1,038
      3,600   Time Warner, Inc., 6.15%, 05/01/07 +                                                  3,810

                                                                                            -------------
                                                                                                    6,568
              OIL & GAS -- 1.3%
      1,800   PEMEX Project Funding Master Trust (Mexico),                                          1,845
              3.18%, 06/15/10, FRN, # +
      4,000   Saloman Brothers AG for OAO Gazprom (Germany),                                        4,370
               9.13%, 04/25/07
      3,195   Texas Municipal Gas Corp., 2.60%, 07/01/07, # +                                       3,174

                                                                                            -------------
                                                                                                    9,389
              PAPER/FOREST PRODUCTS -- 0.3%
      2,000   Georgia-Pacific Corp., 7.38%, 07/15/08 +                                              2,175
              PHARMACEUTICALS -- 0.1%
        950   Hospira, Inc., 4.95%, 06/15/09 +                                                        961
              PIPELINES -- 0.5%
              Duke Capital LLC,
      2,250     4.30%, 05/18/06 +                                                                   2,271
      1,400     4.33%, 11/16/06 +                                                                   1,417

                                                                                            -------------
                                                                                                    3,688
              REAL ESTATE -- 1.2%
      7,960   Socgen Real Estate Co., LLC, 7.64%, to                                                8,779
              09/07; thereafter FRN, 12/31/49,  # +
              REAL ESTATE INVESTMENT TRUST -- 0.3%
      2,000   iStar Financial, Inc., 4.88%, 01/15/09, Ser. B +                                      2,020
              RETAILING -- 0.1%
        800   The May Department Stores Co., 3.95%, 07/15/07,                                         800

              # +
              TELECOMMUNICATIONS -- 5.4%
      3,700   British Telecom PLC (United Kingdom), 7.75%,                                          3,875
              12/15/05 +
      3,165   Crown Castle International Corp., 10.75%, 08/01/11                                    3,450
              +
      3,100   Deutsche Telekom International Finance BV (The                                        3,188
              Netherlands), 8.25%, 06/15/05 +
      3,050   France Telecom (France), 7.95%, 03/01/06 +                                            3,216
      3,450   Motorola, Inc., 4.61%, 11/16/07 +                                                     3,512
      7,150   SBC Communications, Inc., 4.21%, 06/05/05, # +                                        7,202
      3,230   Sprint Capital Corp., 6.00%, 01/15/07 +                                               3,382
              Telecom Italia Capital SA (Luxembourg),
      1,500     4.00%, 11/15/08 +                                                                   1,486
      1,450     4.00%, 01/15/10, # +                                                                1,411
      8,300   Verizon Wireless Capital LLC, 5.38%, 12/15/06 +                                       8,614

                                                                                            -------------
                                                                                                   39,336
              UTILITIES -- 3.2%
      1,500   AEP Texas Central Co., 3.00%, 02/15/05, Ser. F +                                      1,501
      4,850   Alabama Power Co., 2.80%, 12/01/06, Ser. Y +                                          4,790
      1,450   Dominion Resources, Inc., 3.66%, 11/15/06, Ser. A                                     1,451
              +
      2,700   FPL Group Capital, Inc., 1.88%, 03/30/05 +                                            2,694
      3,100   National Rural Utilities Cooperative Finance Corp.,                                   3,219
              6.00%, 05/15/06 +
      3,800   Niagara Mohawk Power Corp., 7.75%, 05/15/06 +                                         4,039
        525   Pacific Gas & Electric Co., 3.60%, 03/01/09 +                                           513
      1,500   Pacificorp, 5.65%, 11/01/06 +                                                         1,559
      3,700   Progress Energy, Inc., 6.75%, 03/01/06 +                                              3,849

                                                                                            -------------
                                                                                                   23,615

              -------------------------------------------------------------------------------------------
              Total Corporate Notes & Bonds                                                       317,574
              (Cost $319,576)
              -------------------------------------------------------------------------------------------

              RESIDENTIAL MORTGAGE BACKED SECURITIES -- 14.0%
              COLLATERALIZED MORTGAGE OBLIGATIONS -- 12.9%
      2,972   ABN Amro Mortgage Corp, 4.00%, 01/25/33, Ser.                                         2,976
              2002-10, Class 1A1 +
      3,616   Bank of America Alternative Loan Trust, 5.50%,                                        3,680
              09/25/33, Ser. 2003-7, Class 1A1 +
      3,587   Countrywide Home Loans, 6.50%, 01/25/32, Ser.                                         3,608
              2001-28, Class 2A4 +
         67   Credit Suisse First Boston Mortgage Securities                                           67
              Corp., 2.83%, 11/25/31, Ser. 2001-26, Class 3A2,
              FRN +
              Federal Home Loan Mortgage Corp.,
      4,251     6.00%, 08/15/08, Ser. 1565, Class P +                                               4,378
     12,440     4.50%, 05/15/11, Ser. 2780, Class IE, IO +                                            724
     23,209     5.01%, 10/15/30, Ser. 2814, Class S, FRN +                                          2,002
              Federal National Mortgage Association,
     18,089     4.92%, 10/25/31, Ser. 2004-61, Class TS, IO, FRN                                    1,413
                +
      1,756     5.00%, 08/25/33, Ser. 2004-29, Class ZB +                                           1,758
              Government National Mortgage Association,
     57,589     5.06%, 02/20/24, Ser. 2003-85, Class CS, IO, FRN                                    4,847
                +
     14,544     5.50%, 10/20/27, Ser. 2004-44, Class PK, IO +                                       1,670

      3,580   MASTR Adjustable Rate Mortgages Trust, 2.45%,                                         3,563
              12/25/33, Ser. 2003-6, Class 1A1, FRN +
         49   Residential Accredit Loans, Inc., 2.73%, 08/25/31,                                       49
              Ser. 2001-QS11, Class A5, FRN +
      1,440   Residential Asset Securitization Trust, 6.00%,                                        1,440
              01/25/33, Ser. 2002-A15, Class A1 +
              Structured Adjustable Rate Mortgage Loan Trust,
      9,408     5.02%, 06/25/34, Ser. 2004-6, Class 5A1, FRN +                                      9,484
      7,750     4.73%, 07/25/34, Ser. 2004-8, Class 5A2, FRN +                                      7,830
     14,412   Washington Mutual, 3.86%, 06/25/34, Ser.                                             14,384
              2004-AR5, Class A3, FRN +
              Wells Fargo Mortgage Backed Securities Trust,
      4,954     4.64%, 12/25/33, Ser. 2003-N, Class 1A4, FRN +                                      5,004
      9,697     4.73%, 08/25/34, Ser. 2004-M, Class A3, FRN +                                       9,686
     10,100     3.54%, 09/25/34, Ser. 2004-S, Class A3, FRN +                                      10,106
      5,550     3.54%, 09/25/34, Ser. 2004-S, Class A4, FRN                                         5,461

                                                                                            -------------
                                                                                                   94,130
              MORTGAGE BACKED PASS-THROUGH SECURITIES -- 1.1%
      7,500   Federal National Mortgage Association, 6.00%,                                         7,739
              12/25/34, TBA

              -------------------------------------------------------------------------------------------
              Total Residential Mortgage Backed Securities                                        101,869
              (Cost $101,667)
              -------------------------------------------------------------------------------------------

              COMMERCIAL MORTGAGE BACKED SECURITIES -- 8.6%
      1,250   Banc of America Commercial Mortgage, Inc.,                                            1,252
              4.18%, 11/10/41, Ser. 2004-5, Class A2 +
     10,307   CalSTRS Trust, 3.99%, 11/20/12, Ser. 2002-C6,                                        10,385
              Class A2, # +
      2,042   Calwest Industrial Trust, 2.37%, 06/15/15, Ser.                                       2,044
              2003-CALA, Class A, FRN, # +
      2,594   CR, 6.70%, 08/10/14, Ser. 2000-ZC2, Class A4A, #                                      2,794
              + (i)
      3,700   Credit Suisse First Boston Mortgage Securities                                        3,707
              Corp., 4.30%, 07/15/36, Ser. 2004-C3, Class A3 +
      4,030   First Union - Lehman Brothers Commercial Mortgage                                     4,305
               Securities, Inc., 7.38%, 04/18/29, Ser. 1997-C1,
              Class A3 +
      5,550   GS Mortgage Securities Corp. II, 4.60%, 08/10/38,                                     5,647
              Ser. 2004-GG2, Class A3 +
              LB-UBS Commercial Mortgage Trust,
      2,950     3.32%, 03/15/27, Ser. 2003-C1, Class A2 +                                           2,899
      7,300     3.48%, 07/15/27, Ser. 2003-C5, Class A2 +                                           7,190
      8,300     3.99%, 10/15/29, Ser. 2004-C7, Class A2 +                                           8,220
      3,000   Mall of America Capital Co., LLC, 2.39%, 03/12/10,                                    3,001
              Ser. 2000-1, Class A, FRN, # +
              Morgan Stanley Capital I,
      2,760     6.22%, 06/03/30, Ser. 1998-XL1, Class A1 +                                          2,783
      7,400     6.48%, 11/15/30, Ser. 1998-HF2, Class A2 +                                          7,978
        619   Mortgage Capital Funding, Inc., 6.00%, 11/18/31,                                        630
              Ser. 1998-MC3, Class A1 +

              -------------------------------------------------------------------------------------------
              Total Commercial Mortgage Backed Securities                                          62,835
              (Cost $63,474)
              -------------------------------------------------------------------------------------------

              ASSET BACKED SECURITIES -- 15.7%
      3,300   American Express Credit Account Master Trust,                                         3,309
              2.60%, 02/15/12, Ser. 2004-C, Class C, FRN, # +
              AmeriCredit Automobile Receivables Trust,
      9,200     2.84%, 08/06/10, Ser. 2003-DM, Class A4 +                                           9,105

      2,800   2.67%, 03/07/11, Ser. 2004-BM, Class A4 +                                             2,732
        550   Capital One Auto Finance Trust, 3.18%, 09/15/10,                                        545
              Ser. 2003-B, Class A4 +
      3,700   Capital One Master Trust, 2.90%, 08/15/08, Ser.                                       3,713
              2000-4, Class C, FRN, # +
              Capital One Multi-Asset Execution Trust,
      4,400     3.70%, 05/17/10, Ser. 2004-B5, Class B5 +                                           4,398
      2,200     3.65%, 07/15/11, Ser. 2003-A4, Class A4 +                                           2,176
              Carmax Auto Owner Trust,
      3,650     3.07%, 10/15/10, Ser. 2003-2, Class A4 +                                            3,609
     10,000     3.46%, 09/15/11, Ser. 2004-2, Class A4 +                                            9,900
              CARSS Finance LP,
        551     2.38%, 01/15/11, Ser. 2004-A, Class B1, FRN, # +                                      551
      1,286     3.05%, 01/15/11, Ser. 2004-A, Class B2, FRN, # +                                    1,286
              Citibank Credit Card Issuance Trust,
      5,050     2.91%, 03/20/08, Ser. 2003-C2, Class C2, FRN +                                      5,093
      4,375     6.65%, 05/15/08, Ser. 2001-C3, Class C3 +                                           4,566
      4,000     2.28%, 06/25/09, Ser. 2002-B1, Class B1, FRN +                                      4,015
        802   Comed Transitional Funding Trust, 5.44%, 03/25/07,                                      806
              Ser. 1998-1, Class A5 +
      5,400   Countrywide Asset-Backed Certificates, 3.61%,                                         5,392
              04/25/30, Ser. 2003-5, Class AF3 +
      1,320   EQCC Trust, 2.48%, 11/25/31, Ser. 2002-1, Class                                       1,322
              2A, FRN +
              Household Automotive Trust,
     12,000     3.44%, 05/18/09, Ser. 2002-3, Class A4A +                                          11,995
      1,700     3.02%, 12/17/10, Ser. 2003-2, Class A4 +                                            1,681
      4,000   Long Beach Mortgage Loan Trust, 2.75%, 07/25/34,                                      4,000
              Ser. 2004-3, Class M1, FRN +
      2,200   MBNA Credit Card Master Note Trust, 2.50%,                                            2,203
              01/15/08, Ser. 2002-B3, Class B3, FRN +
      1,428   Peco Energy Transition Trust, 5.80%, 03/01/07, Ser.                                   1,440
               1999-A, Class A4 +
        331   Providian Home Equity Loan Trust, 2.47%,                                                332
              06/25/25, Ser. 1999-1, Class A, FRN +
      4,100   SLM Student Loan Trust, 2.99%, 12/15/22, Ser.                                         4,067
              2003-11, Class A5, # +
      6,800   Volkswagen Auto Loan Enhanced Trust, 2.94%,                                           6,723
              03/22/10, Ser. 2003-2, Class A4 +
      2,900   Wachovia Asset Securitization, Inc., 2.61%,                                           2,906
              12/25/32, Ser. 2002-HE2, Class A, FRN +
              WFS Financial Owner Trust,
      6,100     4.50%, 02/20/10, Ser. 2002-2, Class A4, SUB +                                       6,173
      6,400     3.25%, 05/20/11, Ser. 2003-3, Class A4 +                                            6,375
      3,500   World Omni Auto Receivables Trust, 2.87%,                                             3,491
              11/15/10, Ser. 2003-B,  Class A4

              -------------------------------------------------------------------------------------------
              Total Asset Backed Securities                                                       113,904
              (Cost $114,305)
              -------------------------------------------------------------------------------------------

              PARTICIPATORY NOTE -- 0.4%
              DIVERSIFIED -- 0.4%
      3,150   Tyco International Group SA Participation Certificate                                 3,195
              Trust, 4.44%, 06/15/07, # +
              (Cost $3,150)

              CERTIFICATES OF DEPOSIT -- 1.6%
     11,450   Deutsche Bank AG/New York (Yankee), 2.52%,                                           11,444
              05/15/07, Floating Rate +

              (Cost $11,451)

              -------------------------------------------------------------------------------------------
              Total Long-Term Investments                                                         665,130
              (Cost $668,165)

     SHORT - TERM INVESTMENTS - 100.0%

---------------------------------------------------------------------------------------------------------

              OPTIONS -- 0.0%^
     35,900   Call Option on U.S. Treasury Note, 4.25%, 11/15/14,                                     100
              strike price of 102.00, expiring 12/06/04, European Style
              (Cost $55)
              -------------------------------------------------------------------------------------------

              U.S. TREASURY SECURITY -- 0.1%
      1,000   U.S. Treasury Bill, 1.96%, 01/13/05 @ +                                                 998
              (Cost $998)
              -------------------------------------------------------------------------------------------

              MUNICIPAL SECURITIES -- 0.6%
              SOUTH CAROLINA - 0.6%
      4,700   South Carolina Student Loan Corp., Education                                          4,700
              Loans, Ser. A-1, Rev., FRDO, 2.00%, 12/07/04 +
              (Cost $4,700)
              -------------------------------------------------------------------------------------------

              COMMERCIAL PAPER -- 1.3%
              CONSUMER PRODUCTS -- 0.8%
      6,000   The Clorox Co., 2.14%, 12/07/04 +                                                     5,997
              UTILITIES -- 0.5%
      3,650   Public Service Enterprise Group, Inc., 2.51%,                                         3,650
              02/14/05 +

              -------------------------------------------------------------------------------------------
              Total Commercial Paper                                                                9,647
              (Cost $9,648)
              -------------------------------------------------------------------------------------------

   SHARES

              MONEY MARKET FUND -- 7.5%
     54,572   JPMorgan Prime Money Market Fund (a) +                                               54,572
              (Cost $54,572)

              -------------------------------------------------------------------------------------------
              Total Short-Term Investments                                                         70,017
              (Cost $69,973)

---------------------------------------------------------------------------------------------------------
              TOTAL INVESTMENTS-- 100.8%                                                    $     735,147
              (COST $738,138)
              LIABILITIES IN EXCESS OF OTHER ASSETS  --   (0.8)%                                  (5,485)

---------------------------------------------------------------------------------------------------------
              NET ASSETS -- 100.0%                                                          $     729,662
---------------------------------------------------------------------------------------------------------

              Percentages indicated are based on net assets of $729,662.

FUTURES CONTRACTS
(AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                                     NOTIONAL      UNREALIZED
 NUMBER                                                              VALUE AT     APPRECIATION
   OF                                             EXPIRATION         11/30/04    (DEPRECIATION)
CONTRACTS   DESCRIPTION                              DATE             (USD)         (USD)
-----------------------------------------------------------------------------------------------
            Long Futures Outstanding
  169       Euro-Schatz                          December, 2004         17,984         136
  155       EURX                                 December, 2004         17,507         178
  435       30 Day Fed                           January, 2005         177,204         (80)
  494       2 Year Treasury Notes                 March, 2005          103,462        (122)
   19       Eurodollar                            March, 2005            4,613          (3)
  361       Eurodollar                           December, 2005         87,015        (385)

            Short Futures Outstanding
  (10)      10 Year Japanese Government Bonds    December, 2004     (1,386,400)       (207)
 (171)      Euro-Bund                            December, 2004        (20,217)       (345)
 (550)      5 Year Treasury Notes                 March, 2005          (59,855)        264
  (30)      10 Year Treasury Notes                March, 2005           (3,323)         28
  (19)      Eurodollar                            March, 2006           (4,572)          8
 (600)      Eurodollar                           December, 2006       (143,858)        403

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                NET UNREALIZED
                                                     VALUE AT    APPRECIATION
                    SETTLEMENT       SETTLEMENT      11/30/04   (DEPRECIATION)
CONTRACTS TO SELL      DATE       VALUE     (USD)     (USD)          (USD)
------------------------------------------------------------------------------
 4,875      EUR       2/25/05              $ 6,379   $  6,482            ($103)

OPTIONS

   UNITS    CALL OPTIONS WRITTEN                                                         VALUE
----------------------------------------------------------------------------------------------
 (100,000)  Call Option on FNMA, 30 Year Fixed, 5.50%, TBA, strike price of 102.14,
            expiring 12/06/04, European Style.                                          $ (11)
----------------------------------------------------------------------------------------------
            (Total premiums received on written options $55)

SWAP CONTRACTS

                                                                            UNDERLYING     UNREALIZED
                                                               EXPIRATION    NOTIONAL     APPRECIATION
DESCRIPTIONS                                                      DATE        VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
Swap - price lock with Lehman Brothers Special Financing on
U.S. Treasury Note, 2.63%, 05/15/08, price less 97.98, the
Fund pays positive, receives negative.                          12/02/04        26,950         122

Swap - price lock with Citibank AG, on 30 Year FNMA, 6.00%,
TBA, price less 103.43, the Fund pays negative, receives
positive.                                                       12/06/04        34,500         (65)

Swap - price lock with Deutsche Bank AG, New York, on 30 Year
FNMA, 4.5%, TBA, price less 97.09, the Fund pays positive,
receives negative.                                              12/06/04        15,000         155

Swap - price lock with Deutsche Bank AG, New York, on 30 Year
FNMA, 4.50%, TBA, price less 95.15, the Fund pays positive,
receives negative.                                              12/06/04         8,000         (73)

Swap - price lock with UBS AG,  on 30 Year FNMA, 6.50%, TBA,
price less 104.39, the Fund pays positive, receives negative.   12/06/04        75,000        (398)

Swap - price lock with UBS AG, on 30 Year FNMA, 5.50%, TBA,
price less 100.78, the Fund pays positive, receives negative.   12/06/04        75,000        (246)

Swap - price lock with UBS AG,  on 30 Year FNMA, 6.00%, TBA,
price less 102.69, the Fund pays negative, receives positive.   12/06/04       150,000         773

Swap - price lock with UBS AG, on 30 Year GNMA, 5.50%, TBA,
price less 102.02, the Fund pays negative, receives positive.   12/13/04        27,000        (108)

Swap - price lock with UBS AG, on 30 Year GNMA, 5.00%, TBA,
price less 100.02, the Fund pays positive, receives negative.   12/13/04        20,000         128

Swap - price lock with UBS AG, on 30 Year GNMA, 6.50%, price
less 105.28, the Fund pays positive, receives negative.         12/13/04        30,000           9

Swap - price lock with UBS AG, on 30 Year GNMA, 5.50%, price
less 101.78, the Fund pays positive, receives nagative.         12/13/04        30,000          47

Swap - price lock with UBS AG, on 30 Year GNMA, 6.00%, price
less 103.47, the Fund pays negative, receives positive.         12/13/04        60,000         (47)

Swap - price lock with Citibank N.A., on 30 Year GNMA, 5.00%,
price less 99.78, the Fund pays positive, receives negative.    12/13/04        21,000          79

Swap - price lock with Credit Suisse First Boston
International, on U.S. Treasury Note, 2.50%, 09/30/06,
price less 99.24, the Fund pays negative, receives
positive.                                                       12/28/04       157,800        (267)

Swap - price lock with Deutsche Bank AG, New York, on 30
Year FNMA, 5.50%, TBA, price less 100.92, the Fund pays
negative, receives positive.                                    01/06/05        21,000          (6)

Swap - price lock with Deutsche Bank AG, New York, on 30
Year FNMA, 4.50%, TBA, price less 95.86, the Fund pays
positive, receives negative.                                    01/06/05        12,000           9

Swap - price lock with Deutsche Bank AG, New York, on 30
Year FNMA, 5.50%, price less 100.81, the Fund pays
negative, receives positive.                                    01/06/05        41,000           -

Swap - spread lock with Citibank N.A., on 3 Year Swap
Spread, price less 45.61, the Fund pays negative, receives
positive.                                                       01/26/05       109,000         (49)

Swap - credit default with Deutsche Bank AG, New York on
7Mil General Electric Capital Corp., 6.00%, 6/15/12, 6 bps
per annum paid quarterly, if default Fund pays receives an
obligation of the underlying entity.                            06/20/05         7,000           -^^

Swap - credit default with Deutsche Bank AG, New York on
10Mil Wachovia Corp., 3.63%, 2/17/09, 14 bps per annum
paid quarterly, if default the Fund receives an obligation
of the underlying entity.                                       12/20/05        10,000           5

Swap - credit default with Deutsche Bank AG, New York on
7.6Mil Prudential, 6.38%, 6/23/06, 19 bps per annum paid
quarterly, if default the Fund receives an obligation of
the underlying entity.                                          09/20/06         7,600           4

Swap - credit default with Deutsche Bank AG, New York on
5.3Mil Coca-Cola Co., 5.75%, 3/15/11, 16 bps per annum
paid quarterly, if default the Fund receives an obligation
of the underlying entity.                                       12/31/06         5,300           4

Swap - credit default with Deutsche Bank AG, New York on
7.63Mil Sun Trust Capital, 2.48%, 3/15/28, 48 bps per
annum paid quarterly, if default the Fund receives an
obligation of the underlying entity.                            06/30/07         7,600           6

Swap - credit default with Citibank N.A. on 15.00Mil
General Electric Capital Corp., 3.50%, 5/1/08, 14 bps per
annum paid quarterly, if default the Fund receives an
obligation of the underlying entity.                            12/20/07        15,000          (1)

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at November 30, 2004 are as follows (in thousands):

                      GROSS                GROSS             NET UNREALIZED
 AGGREGATE          UNREALIZED           UNREALIZED           APPRECIATION
   COST            APPRECIATION         DEPRECIATION         (DEPRECIATION
---------------------------------------------------------------------------
 $ 738,138           $  2,104             $ (5,095)             $ (2,991)

Abbreviations
#             -  All or a portion of this security is a 144A or private
                 placement security and can only be sold to qualified
                 institutional buyers.
+             -  All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery securities or swaps.
@             -  Security is fully or partially segregated with brokers as intitial margin for futures contracts.
(a)           -  Affiliated. Money market fund registered under the Investment
                 Company Act of 1940, as amended and advised by JPMorgan Fleming
                 Asset Management, Inc.
(i)           -  Security is considered illiquid and may be difficult to sell.
EUR           -  Euro.
FNMA          -  Federal National Mortgage Association.
FRDO          -  Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at November 30, 2004.
FRN           -  Floating Rate Note. The rate shown is the rate in effect as of
                 November 30, 2004.
GNMA          -  Government National Mortgage Association.
GO            -  General Obligation Bond.
IO            -  Interest Only.
MTN           -  Medium Term Note.
Regulation S  -  Securities registered under the Securities Act of 1933.
Rev.          -  Revenue Bond.
Ser.          -  Series.
SUB           -  Step-up Bond. The rate shown is the rate in effect as of
                 November 30, 2004.
TBA           -  To Be Announced.
USD           -  United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.

          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C) JPMorgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  J.P. Morgan Institutional Funds
            ----------------------------------------------------------

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        ----------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date              January 14, 2005
    -------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Stephanie J. Dorsey
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                              Stephanie J. Dorsey, Treasurer

Date              January 14, 2005
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By (Signature and Title)      /s/ George C.W. Gatch
                        ----------------------------------------------
                              George C.W. Gatch, President

Date              January 24, 2005
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